Registration No. 333-13087

811-07837

As Filed with the Securities and Exchange Commission on April 14, 2004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No.__12__ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__7__ [ X ]

Sun Life of Canada (U.S.) Variable Account G

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-888-594-2654

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on April 30, 2004 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (888) 594-2654	SUN LIFE LOGO

Sun Life Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

- - - -

choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

access the Policy's Account Value through policy loans and partial surrenders or a full surrender.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

April 30, 2004

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Use of Policy

The Policy provides corporations and other entities life insurance coverage on employees or other persons in whose lives they have an insurable interest. It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments
-	Generally, you must make an initial minimum premium payment equal to 1/12th of the Seven Pay Premium. If Seven Pay Premium is exceeded, the Policy becomes a Modified Endowment Contract.
-	Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange.
- -

A 1035 exchange is a tax-sheltered exchange of cash value from one life insurance policy to another.

A Policy is a Modified Endowment Contract if the Premium paid during the first seven Policy Years exceeds the equivalent of seven level annual premiums necessary for a paid-up Policy.

- -

You choose the amount and timing of subsequent premium payments, within certain limits.

We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

Account Value
-	The Account Value equals
	- - -	premiums and loan repayments, plus investment performance of the Sub-Accounts and the Fixed Account; less any loans, partial surrenders and Policy charges.
Accessing Your Account Value
Cash Surrender Value is
- - -	Account Value, less Policy Debt, plus any sales load refund due at surrender.
- - -

You may borrow from us using the Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value.

You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year. Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the amount of the death benefit minus your Account Value after the partial surrender exceeds the amount of the death benefit minus your Account Value before the partial surrender.

Death Benefit
Specified Face Amount is the amount of life insurance coverage you request.
-	If the Guideline Premium Test applies, you have a choice of two death benefit options-
	- -	the Specified Face Amount (Option A); or the Specified Face Amount plus your Account Value (Option B).
- - -

You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

After the first Policy Year, you may-

	- -	increase the Specified Face Amount, subject to satisfactory evidence of the Insured's insurability; or decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.
Death Benefit Compliance Test
-	For favorable federal tax treatment, the Policy must meet one of the following standards-
	- -	the Guideline Premium Test, or the Cash Value Accumulation Test.
-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.
The Variable Account
- - - -

We have established a separate account ( the "Variable Account") to fund the variable insurance benefits under your Policy.

The assets of the Variable Account are free from our general creditor's claims.

The Variable Account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-	When you choose Sub-Accounts in the Variable Account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to
- - - -	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
- - -

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years.

Investment Options
- - - -

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

If your Policy was issued before December 15, 2002, a Fixed Account investment option was not offered but became available, via Policy endorsement, on December 15, 2002. If that option was rejected, references to the Fixed Account within this prospectus should be disregarded.

You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Right to Return Period

You may return the Policy and receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive the Policy.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due. If this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period. If the Policy terminates, all coverage ceases and no benefits are payable.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the expenses that you will pay at the time that you buy the Policy and at the time of each subsequent premium payment.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium[1] Premium Tax Federal Tax Sales Load on Premium up to and Including Target Premium Sales Load on Premium in Excess of Target Premium	Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt	Guaranteed: Current: Policy Years 1-7: Policy Years 8+: Policy Years 1-7: Policy Years 8+:	4%-9% 2%-7% 1.25% 8.75% 0.00% 2.25% 0.00%
Illustration Charge	Upon fulfillment of illustration request	Guaranteed: Current:	$25.00 $0.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[2] Minimum and Maximum Charge Representative Owner Charge[5] (For a male, guaranteed issue, nonsmoker, issue age 45)	At the end of a Policy Month	(Per $1000 of Net Amount at Risk)
		Guaranteed: Current: Guaranteed: Current:	$1.05/$1000.00[4] $0.40/$203.08[3] $4.55 $1.21
Mortality and Expense Risk Charge	At the beginning of a Policy Month	(On the assets allocated to the investment options)
		Policy Years 1-10: Policy Years 11-20: Policy Years 21+:	Guaranteed: 0.90% Current: 0.60% Guaranteed: 0.90% Current: 0.20% Guaranteed: 0.90% Current: 0.10%
Monthly Expense Charge[6]	At the beginning of a Policy Month	Policy Year 1: Policy Years 2+:	$13.75 Guaranteed: $13.75 Current: $7.50
Loan Interest	At the end of each Policy Year	Policy Years 1-10: Policy Years 11+:	5.0% 4.25%
OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted

Additional Protection Benefit Rider[7]

(This charge is in addition to the Policy Cost of Insurance Charge.)

     Minimum and Maximum Charge

     Representative Owner Charge[5]

     (For an Insured male, guaranteed       issue, nonsmoker, issue age 45)

	At the end of a Policy Month	(Per $1000 of Rider Net Amount at Risk)
		Guaranteed: Current: Guaranteed: Current:	$1.31/$1000.00[9] $0.40/$203.08[8] $5.69 $1.21

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.
ANNUAL FUND OPERATING EXPENSES
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	0.27%/3.88%

1The minimum and maximum premium tax charges are shown. You may obtain specific information about the particular premium tax charge applicable in your state from your sales representative.

2The cost of insurance charge varies based on individual characteristics, specifically the length of time the Policy has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

3The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.40 represents the per $1000 of Policy Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $203.08 represents the per $1000 of Policy Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

4The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $1.05 represents the per $1000 of Policy Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the per $1000 of Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

5A Representative Owner is an Insured male, guaranteed issue, nonsmoker, issue age 45. It is assumed the Owner and the Insured are the same person.

6The monthly expense charge varies based on our expectations of future expenses but will never exceed $13.75.

7The cost of insurance charge for the Additional Protection Benefit Rider varies based on individual characteristics, specifically the length of time the rider has been in force and the Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

8The first number is the current annual minimum cost of insurance charge possible under the rider. The $0.40 represents the per $1000 of Rider Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the rider. The $203.08 represents the per $1000 of Rider Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 20.

9The first number is the guaranteed annual minimum cost of insurance charge possible under the rider. The $1.31 represents the per $1000 of Rider Net Amount at Risk charge for an Insured female, fully underwritten, nonsmoker, issue age 26, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the rider. The $1000.00 represents the per $1000 of Rider Net Amount at Risk charge for an Insured male, guaranteed issue, smoker, issue age 80, policy year 1.

About Who We Are

Sun Life Assurance Company of Canada (U.S.) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states, the District of Columbia and the Virgin Islands. Business in New York is conducted through an insurance company subsidiary of Sun Life Assurance Company of Canada (U.S.). We issue individual and group life insurance policies and annuity contracts.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us. We, the Company, are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under the Policy are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds

The Policy offers several mutual fund options, which are briefly described below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). You should read the Fund Prospectuses, which may be obtained by calling 888-594-2654, before investing.

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks or companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Premier Equity Fund seeks long-term growth of capital with a secondary objective of current income.

Dreyfus Stock Index Fund, Inc. (advised by the Dreyfus Corporation) seeks to match the performance of the S&P 500(R).

Dreyfus Variable Investment Fund (advised by the Dreyfus Corporation)

     Dreyfus VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal.

     Dreyfus VIF Developing Leaders Portfolio seeks maximum capital appreciation by investing in stocks of small-cap companies.

     Dreyfus VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income by investing in common stocks.

     Dreyfus VIF Quality Bond Portfolio seeks maximum total return, consisting of capital appreciation and current income, by investing in fixed-income securities.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity and Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation by normally investing primarily in common stocks of companies whose value it believes is not fully recognized by the public.

     Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S & P 500)

     Fidelity VIP Growth Portfolio seeks to achieve capital appreciation by investing primarily in stocks of companies it believes to have above-average growth potential.

     Fidelity VIP High Income Portfolio seeks a high level of current income while also considering growth of capital, by normally investing the fund's assets in income-producing debt securities, preferred stocks and convertible securities with an emphasis on lower-quality debt securities..

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Growth Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of companies located anywhere in the world, including those located in the U.S. and emerging markets.

J.P. Morgan Series Trust II (advised by J.P. Morgan Investment Management Inc.)

     Bond Portfolio seeks high total return by investing primarily in fixed income securities.

     Small Company Portfolio seeks to outperform U.S. stock markets over the long term through a disciplined management approach.

     U.S. Large Cap Core Equity Portfolio seeks to outperform U.S. stock markets over the long term through a disciplined management approach.

Lord Abbett Series Fund, Inc. (advised by Lord, Abbett & Co. LLC)

     Lord Abbett Series Fund - International Portfolio seeks long-term capital appreciation. The fund primarily invests in stocks of companies principally based outside the United States.

     Lord Abbett Series Fund - Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc., a diversified financial services organization)

     MFS/Sun Life Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     MFS/Sun Life Emerging Growth Series will seek long-term growth of capital.

     MFS/Sun Life Global Growth Series will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

     MFS/Sun Life Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     MFS/Sun Life Massachusetts Investors Growth Stock Series seeks to provide long-term growth of capital and future income rather than current income.

     MFS/Sun Life Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     MFS/Sun Life Money Market Series will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

     MFS/Sun Life Research Series will seek to provide long-term growth of capital and future income.

     MFS/Sun Life Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     MFS/Sun Life Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 80% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman Advisers Management Trust (advised by Neuberger Berman Management Inc.)

     Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal. Total return is a secondary goal.

     Mid-Cap Growth Portfolio seeks growth of capital by normally investing at least 80% of its net assets in common stocks of mid-capitalization companies.

     Partners Portfolio seeks growth of capital by investing mainly in common stocks of mid- to large-capitalization companies.

Rydex Variable Trust (advised by PADCO Advisors II, Inc.)

     Rydex VT Nova Fund seeks to provide investment results that correspond to 150% of the daily performance of the S&P 500 Index.

     Rydex VT OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company)

     Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

T.Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.)

     Equity Income Portfolio seeks substantial dividend income and long-term capital growth.

     New America Growth Portfolio seeks long-term capital appreciation through investments in companies believed by T. Rowe Price to be in the fast-growing sectors that define the "new America".

Discontinued Funds The following Funds are no longer available under the Policy, except as described below-
- - - -	Fidelity VIP Growth Portfolio Fidelity VIP Money Market Portfolio Fidelity VIP II Index 500 Portfolio Fidelity VIP II Investment Grade Bond Portfolio

If you had Account Value allocated to a Sub-Account which invests in the first Fund listed above as of May 1, 1999, you may maintain your existing allocations and may continue to allocate additional net premium payments or make transfers to that Sub-Account.

If you had Account Value allocated to a Sub-Account which invests in one of the last three Funds listed above as of May 1, 1999, you may maintain your existing allocations but may not allocate any additional net premium payments or make any future transfers to that Sub-Account.

Potential Conflicts

We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

An allocation of premium to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 2%, without regard to the actual investment experience of our general account. We may credit a higher rate of interest but are not obligated to do so.

About the Policy

This prospectus describes the standard features of the Policy. The Policy, as issued, may differ in some respects due to the legal requirements of the state where the Policy is issued.

Application and Issuance

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 for issuance on a simplified underwriting basis and less than 71 for issuance on an expanded guaranteed issue or guaranteed issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

Death Benefit Compliance Test. The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law. We will refer to these standards as the "Cash Value Accumulation Test" and the "Guideline Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit Percentage"). The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex. The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium Test imposes limits on the amount of premium you may pay under the Policy, where the Cash Value Accumulation Test does not.

You must specify in the Policy application which of these tests will apply to the Policy. You may not change your selection once the Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

Initial Premium Payment. A Minimum Premium will be due and payable as of the Issue Date. In general, the Minimum Premium equals 1/12th of the Seven Pay Premium. The Seven Pay Premium is the maximum Premium payment permitted in the first Policy Year of an unrated Policy, not involving a 1035 exchange, so the Policy does not become a Modified Endowment Contract. Pending approval of your application, we will allocate any premium payments you make to our general account. If your application is not approved, we will promptly return your premium payments.

Effective Date of Coverage. Upon approval of your application, we will issue to you a Policy on the life of the Insured which will set forth your rights and our obligations. The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured. The Effective Date of Coverage for the Policy will be the latest of-

- - -	the Issue Date, or the date we approve the application for the Policy, or the date you pay a premium equal to or in excess of the Minimum Premium.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage. Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

Right to Return Policy Period

If you are not satisfied with the Policy, you may return it by delivering or mailing it to our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Right to Return Policy Period").

If you return the Policy during the Right to Return Policy Period, the Policy will be deemed void and you will receive a refund equal to the sum of-

- - -

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us or the sales representative through whom you purchased the Policy; and

any fees or charges imposed on amounts allocated to the Variable Account.

If required by applicable state insurance law, however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.

If you are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the Sun Capital Money Market Fund Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, you may choose the frequency and amount of any additional premium payments subject to the limits described below. All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations. We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

Guideline Premium Test Limitations. The Guideline Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceed these limits, if you have chosen this test as the applicable Death Benefit Compliance Test, unless you have expressly directed us to do so. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

Planned Periodic Premiums. While you are not required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

Allocation of Net Premium. Net Premium is the amount you pay as premium minus Expense Charges Applied to Premium. We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above. You will be required to specify initial allocation percentages in the policy application.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Service Center. An allocation change will be effective as of the date our Service Center receives your request for that change.

Modified Endowment Contract. Less favorable federal tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way the Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

We will notify you if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider. This rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the Insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in the policy application.

The cost of the APB Rider will be included in the Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine our sales load charges. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount. Target Premium will be lower for the Policy which has the greater APB Rider Face Amount, which will result in lower sales load deductions for that Policy.

If you convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically. An APB Rider will also terminate on the earliest of-

- - -	our receipt of your written request for termination, the lapse of the Policy because of insufficient value, or the termination of the Policy.

Fixed Account Endorsement

All Policies issued on or after December 15, 2002 include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option. Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

Directed Deductions Endorsement

At the Owner's option, the Policy may include the Directed Deductions Endorsement. This endorsement gives the Owner the ability to direct from which investment options the Monthly Expense Charge, Monthly Cost of Insurance Charge and Mortality & Expense Risk Charge are taken. This endorsement may not be available in all states and is provided at no charge. This prospectus presupposes this endorsement is affixed to the Policy.

Death Benefit

Policy Proceeds. If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

- - - -	the amount of the Base Death Benefit, minus the amount of any outstanding Policy Debt, plus the amount of any APB Rider Death Benefit, plus the amount of any other supplemental benefits.

The amount of the Base Death Benefit depends upon the death benefit option in effect at the time of the Insured's death.

Death Benefit Options. The Policy has two death benefit options. You will be required to select one of them in the Policy application.

Option A-Specified Face Amount. Under this option, the Base Death Benefit is the greater of-

- -	the Policy's Specified Face Amount, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B-Specified Face Amount Plus Account Value. Under this option, the Base Death Benefit is the greater of-

- -	the Specified Face Amount plus the Account Value, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and you will be deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account, any loans, partial surrenders and the charges we deduct under the Policy. For example, the death benefit may be less if there is

- - - - - -	minimum premium funding, poor investment performance, minimum interest credited to the Fixed Account, an unpaid loan, a partial surrender and/or maximum charge deductions.

At any time the Base Death Benefit is defined as the Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds the Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

We will notify you in writing if we exercise our right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts and the Fixed Account in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all Sub-Accounts and the Fixed Account on the date of partial surrender.

Changes in the Death Benefit Option. If you have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If you change from Option B to Option A, we will increase the Specified Face Amount by the Account Value. If you

change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit. The APB Rider Death Benefit is the greater of zero or the result of the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over-

- -	the Specified Face Amount, if the applicable death benefit option is Option A, or the Specified Face Amount plus the Account Value, if the applicable death benefit option is Option B.

Minimum Face Amount. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer the Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

Changes in Face Amount. After the end of the first Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be-

- -

for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount. An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the Insured's insurability.

Decreases in Face Amount. The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy. A decrease in face amount will be applied-

- - -	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of the Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the New York Stock Exchange are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are normally processed on the date we receive a premium at our Principal Office or any acceptable request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Investment Options. The Account Value on the Investment Start Date equals-
- - -

that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account, minus the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value on subsequent Valuation Dates is equal to-
- - - - - - - - -

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, minus the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus that portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account during the current Valuation Period, plus any amounts transferred by You to the Sub-Accounts and Fixed Account during the current Valuation Period, minus any amounts transferred by You from the Sub-Accounts and Fixed Account during the current Valuation Period, plus that portion of any loan repayment allocated to a Sub-Account and the Fixed Account during the current Valuation Period, plus that portion of any interest credited on the Loan Account which is allocated to a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any partial surrenders deducted from a Sub-Account and the Fixed Account during the current Valuation Period, minus

- - - -

that portion of any Policy loan transferred from a Sub-Account and the Fixed Account to the Loan Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the Sub-Accounts and the Fixed Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Accounts and the Fixed Account, minus if you surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the Sub-Accounts and the Fixed Account.

A Sub-Account's Unit Value on any Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor. The Net Investment Factor is used to measure the Sub-Account's investment performance from one Valuation Period to the next. This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account's investment performance for the preceding Valuation Period. Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

- - -

the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

- - -

the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

-by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

Account Value in the Loan Account. The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

- - - -

the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the "interest credited on Loan Account rate" of 4%, plus any amount transferred from the Sub-Accounts or the Fixed Account to the Loan Account for Policy loans requested on that day; minus any loan repayments made on that day, minus

if that day is a Policy Anniversary, any amount transferred to the Sub-Accounts or the Fixed Account by which the Loan Account Value exceeds the outstanding Policy loan.

Insufficient Value. If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable. If the Policy terminates by reason of insufficient value, there is no right to reinstate the coverage.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may at any time transfer all or a portion of your Account Value among Sub-Accounts. Transfers from the Fixed Account may not exceed the greater of 25% of the highest Fixed Account value over the last four years or $5000. We will make transfers pursuant to an acceptable request to our Service Center.

You may transfer a specified dollar amount or a specified percentage of the investment option's value.

Your transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to-

- - -	the minimum amount that may be transferred; the frequency of transfers; and the minimum amount that may remain in an investment option following a transfer from that investment option.

We will notify you in writing of any such limitations. We do not reserve any right to impose charges for transfers.

The Policy is not designed for short-term trading. If you wish to employ such strategies, do not purchase a Policy. As described above, transfers may be subject to restrictions. In imposing such restrictions, we may, among other things, delay or not accept the transfer instructions of you or your agent. Transfer restrictions are subject to our ability to monitor trading activity. Some policyowners and their agents engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such policyowners or agents or curtail their trading. In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Accessing Your Account Value

Surrender. By written request, you may surrender the Policy for its Cash Surrender Value at any time. The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate. The Cash Surrender Value is-

- - -	the Account Value, minus the outstanding balance of any outstanding Policy Debt; plus the Sales Load Refund at Surrender, if any.
Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

Partial Surrenders. You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Service Center. The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt and will be payable in a lump sum. Partial surrenders may have tax consequences. Unless you provide us satisfactory evidence that the Insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that

- -	the death benefit minus the Account Value immediately after the partial surrender does not exceed the death benefit minus the Account Value immediately before the partial surrender.

If you provide satisfactory evidence of insurability, the Death Benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

You may allocate a partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options on the date of partial surrender.

Policy Loans. Using the Policy as collateral, you may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account. You may allocate the loan repayment among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment. We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment. We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

- - -

the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

the SEC, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Cash Surrender Value Payable upon Maturity

If the Insured is living and the Policy is in force on the date of Maturity, the Cash Surrender Value is payable to you.

Charges, Deductions and Refunds

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 7% of premium but may exceed 7% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 7% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%. The charge for federal tax obligations is referred to as the "DAC tax" in the Policy.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. Unless you direct otherwise, we will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are-

- - -	0.60% (0.0016389% daily) for Policy Years 1 through 10; 0.20% (0.0005474% daily) for Policy Years 11 through 20; and 0.10% (0.0002738% daily) thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. Unless you direct otherwise, we will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. Unless you direct otherwise, we will allocate the Monthly Cost of Insurance deduction among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction. The deduction will equal the monthly cost of insurance rate multiplied by the Net Amount at Risk, divided by 1000. The deduction will also be adjusted to include any rider charges and any additional charges due to a substandard risk classification. The Net Amount at Risk is determined at the end of the Policy Month prior to the deduction of the Monthly Cost of Insurance and is the Death Benefit less the Account Value. The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk. The cost of insurance rates shown in the Policy are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females). Monthly cost of insurance rates for classes of Insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

APB Rider Charge. The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy. We anticipate the rider's cost of insurance to be less than the guaranteed maximum monthly rates shown in the Policy for this rider. The rates are based on 125% of the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the Insured has been rated a substandard risk. Monthly rider cost of insurance rates for classes of Insured with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

The Policy will terminate on the earliest of-

- - - -	the date we receive your request to surrender, the expiration date of the grace period due to insufficient value, the date of Insured's death or the date of Maturity.

Other Policy Provisions

Alteration. Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

Rights of Owner

While the Insured is alive, unless you have assigned any of these rights, you may-

- - - - -

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

change or revoke a contingent owner;

change or revoke a beneficiary; and

exercise all other rights in the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

Rights of Beneficiary. The beneficiary has no rights in the Policy until the death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

Illustrations. Upon request, we will provide you with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

Conversion. You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex. If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide. Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments. Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Modification. Upon notice to you, we may modify the Policy if that modification-

- - - -

is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract. Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Performance Information

From time to time, we may advertise total return and average annual total return of the Funds. This performance information, presented in sales literature, is based on historical earnings and is not intended to indicate future performance. Total return for a Portfolio refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return of the Portfolio, net of Mortality & Expense Risk Charges, refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Other charges, fees and expenses payable under the Policy are not deducted from the performance information. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

- - -

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include-

- - - - -

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997. We may, however, advertise return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

We will determine the number of shares for which you are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (the "NASD") and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the NASD.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds. The maximum commission payable will be 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of-

- -	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and

-	up to 0.10% of Account Value thereafter.

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof. However, you will be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance than an election to extend the maturity date of the Policy will avoid that result. In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the policyowner does not have excessive control over the assets underlying the Policy that would cause the policyowner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the policyowner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endorsement Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete surrender or lapse of the Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner's "Investment in the Policy" (as defined above) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term "Investment in the Policy" means-
- - -

the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under the Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the policyowner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the policyowner's Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Tax Return Disclosure

The Company believes that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4. However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

The Company believes that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 1.6112-1 are not currently applicable to such offerings and sales. Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111, the Company is required to register with the IRS any offerings or sales of Policies that are considered tax shelters. The Company believes that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by John E. Coleman, FSA, MAAA, Assistant Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage you request, as specified in your application, used in determining the Death Benefit.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.

Effective Date of Coverage-

- - -

Initially, the Investment Start Date;

with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Investment Start Date-The date the first premium is applied, which will be the later of

- - -	the Issue Date, the Business Day we approve the application for a Policy, or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount you pay as the premium minus Expense Charges Applied to Premium.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or such other address as we may specify to you by written notice.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Service Center-Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Target Premium-An amount of premium specified as such in the Policy, used to determine our sales load charges.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

Appendix B
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice:
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
IFS Agencies of New Mexico, Inc.
(including the separate accounts of these companies)	IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
Keyport Financial Services Corp.
Liberty Securities Corporation
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of Nevada, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-07837
PART B

STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE CORPORATE VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

April 30, 2004

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Sun Life Corporate VUL prospectus, dated April 30, 2004. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-888-594-2654.

TABLE OF CONTENTS
THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
ACCOUNTANTS	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G	5
FINANCIAL STATEMENTS OF THE COMPANY	47
THE COMPANY AND THE VARIABLE ACCOUNT

The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states, the District of Columbia and the Virgin Islands. We have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

ACCOUNTANTS

The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (their report dated March 31, 2004 expresses an unqualified opinion accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account G; their report dated March 29, 2004 accompanying the consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) expresses an unqualified opinion and includes an explanatory paragraph relating the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, Statement of Financial Account Standards No. 142, Goodwill and Other Intangible Assets, effective January 1, 2002, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective October 1, 2003, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley Street, Boston, Massachusetts 02116.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (the "NASD") and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the NASD.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy. The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Policy Owner or the Separate Account. The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds. The maximum commission payable will be 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of- We may also pay a commission of-

o o o	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and up to 0.10% of Account Value thereafter.

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 for issuance on a simplified underwriting basis and less than 71 for issuance on an expanded guarantee issue or guarantee issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds. Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased cost of insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females).

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance. We will from time to time determine the applicable premium tax rate based on the rate we expect to pay. The premium tax rate is guaranteed not to exceed 7% for all states except Kentucky, in which case it is guaranteed not to exceed 9%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner. Additional information may be obtained by calling the Company at 1-888-594-2654.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Sun Life of Canada (U.S.) Variable Account G
Statement of Condition - December 31, 2003

Assets:
Investments in Mutual Funds:	Shares	Cost	Value
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund ("ACA")	64,413	$ 1,358,720	$ 1,370,710
AIM V.I. Core Equity Fund ("AI3")	201	3,657	4,209
AIM V.I. International Growth Fund ("AI4")	4,158	60,596	66,690
AIM V.I. Premier Equity Fund ("AVF")	5,880	109,112	118,953
Alliance Variable Products Series Fund, Inc.:
Alliance VP Growth and Income Portfolio ("AN3")	2,383	41,842	51,517
Alliance VP Technology Portfolio ("AN2")	296	3,120	4,244
Alliance VP Worldwide Privatization Portfolio ("AN4")	8	105	126
Dreyfus Variable Investment Fund:
Appreciation Portfolio ("DCA")	14,557	482,205	501,039
Developing Leaders Portfolio ("DSC")	93,183	2,771,806	3,484,107
Growth and Income Portfolio ("DGI")	467	7,957	9,406
Quality Bond Portfolio ("DQB")	497,559	5,660,139	5,721,932
Dreyfus Stock Index Fund ("DSI")	608,310	15,851,078	17,288,168
Fidelity Variable Insurance Products Funds:
VIP Equity Income Portfolio ("FEI")	568,511	11,814,516	13,178,074
VIP Growth Portfolio ("FGP")	67,071	1,901,085	2,081,879
VIP High Income Portfolio ("FHI")	29,529	178,449	205,224
VIP Money Market Portfolio ("FMM")	133,207	133,207	133,207
Fidelity Variable Insurance Products Funds II:
VIP II Asset Manager: Growth Portfolio ("FAM")	12,046	130,758	148,532
VIP II Contrafund Portfolio ("FCN")	31,295	564,433	723,851
VIP II Contrafund SC2 Portfolio ("FL1")	26,098	490,044	598,435
VIP II Growth Portfolio ("FL3")	16,009	427,755	491,785
VIP II Index 500 Portfolio ("FIP")	158	15,048	19,882
VIP II Investment Grade Bond Portfolio ("FIG")	-	-	-
VIP II Overseas Portfolio ("FL2")	25,150	319,409	389,820
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities: Class 2 ("FTI")	486	4,957	5,952
Templeton Growth Securities Fund: Class 1 ("TSF")	287,107	3,217,806	3,247,180
Templeton Growth Securities Fund: Class 2 ("FTG")	1,887	17,477	21,120
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORESM U.S. Equity Fund ("GS3")	53	484	575
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund ("IV2")	15,633	185,450	211,518
J.P. Morgan Series Trust II:
Bond Portfolio ("JBP")	867,011	10,164,867	10,698,918
Small Company Portfolio ("JSC")	27,897	333,059	392,232
U.S. Large Cap Core Equity Portfolio ("JEP")	63,769	764,504	797,752
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio ("LA1")	64,146	1,306,730	1,572,860
International Portfolio ("LA3")	594	3,387	4,215
Mid Cap Value Portfolio ("LA2")	26,375	368,403	449,427
MFS/Sun Life Series Trust:
Capital Appreciation Series ("CAS")	267,985	4,304,004	4,649,541
Capital Appreciation Series SC ("MFD")	13,041	192,885	224,959
Capital Opportunities Series ("CO1")	1,417	16,456	16,739
Emerging Growth Series ("EGS")	5,943	67,877	82,137
Emerging Growth Series SC ("MFF")	49,648	672,734	681,670
Global Growth Series ("GGR")	19,985	176,479	213,839
Government Securities Series ("GSS")	649,308	8,694,947	8,726,706
Government Securities Series SC ("MFK")	91,183	1,230,650	1,220,024
High Yield Series SC ("MFC")	52,976	381,957	383,016
International Growth Series ("IG1")	6,137	68,669	70,142
Massachusetts Investors Growth Stock Series ("MIS")	9,393	74,585	80,778
Massachusetts Investors Growth Stock Series SC ("M1B")	1,805	15,058	15,431

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Condition - December 31, 2003 - continued

Assets:
Investments in Mutual Funds (continued):	Shares	Cost	Value
MFS/Sun Life Series Trust (continued):
Massachusetts Investors Trust Series ("CGS")	595	$ 12,934	$ 15,179
Mid Cap Growth Series ("MC1")	118,903	590,949	599,272
Money Market Series ("MMS")	67,846,604	67,846,604	67,846,604
New Discovery Series SC ("M1A")	62,974	746,393	794,102
Research Series ("RES")	707	8,697	9,779
Strategic Growth Series ("SG1")	57,217	403,379	408,528
Strategic Income Series ("SI1")	868	9,578	9,595
Total Return Series ("TRS")	318,290	5,545,141	5,729,215
Total Return Series SC ("MFJ")	41,284	682,089	739,806
Utilities Series ("UTS")	860	8,699	10,522
Utilities Series SC ("MFE")	42	427	514
Value Series ("MV1")	10,792	143,860	146,342
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio ("NLM")	8,317	112,763	109,781
Mid-Cap Growth Portfolio ("NMC")	58,346	772,071	894,438
Partners Portfolio ("NPP")	5,835	74,610	89,853
PIMCO Variable Insurance Trust:
PIMCO Emerging Markets Bond Portfolio ("PMB")	42	559	542
PIMCO High Yield Portfolio ("PHY")	500	3,882	4,093
PIMCO Real Return Portfolio ("PRR")	17,002	206,721	210,145
PIMCO Total Return Portfolio ("PTR")	37,576	388,919	389,289
Rydex Variable Trust:
Rydex VT Nova Fund ("RX1")	36	212	258
Rydex VT OTC Fund ("RX2")	1	10	10
Scudder VIT Funds:
Scudder VIT Small Cap Index Fund ("SSC")	7,884	89,708	96,420
Sun Capital Advisers TrustSM:
Sun Capital All Cap Fund ("SCM")	9,873	100,980	113,051
Sun Capital Investment Grade Bond Fund ("SIG")	327,961	3,208,115	3,286,168
Sun Capital Money Market Fund ("SC1")	12,544,072	12,544,072	12,544,072
Sun Capital Real Estate Fund ("SRE")	54,883	676,241	828,187
SCSM Alger Growth Fund ("SCJ")	65	506	617
SCSM Alger Income & Growth Fund ("SCK")	-	-	-
SCSM Blue Chip Mid Cap Fund ("SC5")	41,429	543,819	646,700
SCSM Davis Venture Value Fund ("SC7")	507	4,120	4,817
SCSM Neuberger Berman Mid Cap Value Fund ("SCH")	26,937	278,861	327,018
SCSM Value Small Cap Fund ("SCB")	23,062	249,509	324,482
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio ("REI")	122,954	2,084,891	2,482,447
New America Growth Portfolio ("RNA")	448	7,129	7,861
Net Assets:		$ 171,934,914	$ 179,028,228

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Condition - December 31, 2003 - continued

Net Assets Applicable to Contract Owners:	Units	Unit Value	Value
ACA	146,985	$ 9.3254	$ 1,370,710
AI3	353	12.0405	4,209
AI4	5,825	11.4374	66,690
AVF	15,515	7.6652	118,953
AN3	4,511	11.4095	51,517
AN2	370	11.4892	4,244
AN4	8	15.2932	126
DCA	45,304	11.2034	501,039
DSC	291,499	11.9537	3,484,107
DGI	953	9.8876	9,406
DQB	416,146	13.7471	5,721,932
DSI	1,994,466	8.6683	17,288,168
FEI	912,163	14.4470	13,178,074
FGP	155,827	13.3594	2,081,879
FHI	20,702	9.9129	205,224
FMM	-	13.3206	-
FAM	14,671	10.1225	148,532
FCN	42,586	16.9973	723,851
FL1	48,020	12.4539	598,435
FL3	45,436	10.8228	491,785
FIP	1,378	14.2193	19,882
FIG	-	-	-
FL2	31,025	12.5601	389,820
FTI	430	13.8690	5,952
TSF	223,841	14.5066	3,247,180
FTG	1,504	14.0465	21,120
GS3	53	11.1583	575
IV2	17,990	11.7550	211,518
JBP	707,104	15.1300	10,698,918
JSC	30,306	12.9424	392,232
JEP	70,487	11.3177	797,752
LA1	128,258	12.2568	1,572,860
LA3	457	9.2409	4,215
LA2	38,062	11.7842	449,427
CAS	476,632	9.7550	4,649,541
MFD	22,075	10.1909	224,959
CO1	1,596	10.4885	16,739
EGS	6,920	11.8688	82,137
MFF	63,948	10.6599	681,670
GGR	13,847	15.4368	213,839
GSS	572,822	15.2344	8,726,706
MFK	109,937	11.0931	1,220,024
MFC	29,070	13.1757	383,016
IG1	6,517	10.7627	70,142
MIS	10,088	8.0044	80,778
M1B	1,517	10.1780	15,431
CGS	1,624	9.3573	15,179
MC1	59,452	10.0800	599,272
MMS	5,869,001	11.5606	67,846,604
M1A	68,306	11.6221	794,102
RES	1,058	9.2433	9,779
SG1	39,766	10.2734	408,528
SI1	936	10.2502	9,595
TRS	367,218	15.6009	5,729,215
MFJ	63,289	11.6871	739,806
UTS	906	11.6104	10,522
MFE	50	10.4593	514
MV1	13,598	10.7619	146,342

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Condition - December 31, 2003 - continued

Net Assets Applicable to Contract Owners: (continued)	Units	Unit Value	Value
NLM	7,982	$ 13.7437	$ 109,781
NMC	81,333	11.0000	894,438
NPP	7,553	11.8955	89,853
PMB	35	15.3682	542
PHY	307	13.3636	4,093
PRR	19,082	11.0135	210,145
PTR	36,149	10.7693	389,289
RX1	35	7.4601	258
RX2	1	7.1251	10
SSC	7,000	13.7747	96,420
SCM	9,785	11.5543	113,051
SIG	255,079	12.8855	3,286,168
SC1	1,228,069	10.2170	12,544,072
SRE	42,775	19.3658	828,187
SCJ	62	10.1252	617
SCK	-	-	-
SC5	45,795	14.1139	646,700
SC7	397	12.1575	4,817
SCH	23,822	13.7277	327,018
SCB	23,890	13.5682	324,482
REI	194,604	12.7564	2,482,447
RNA	889	8.8531	7,861
Net Assets Applicable to Contract Owners			178,895,021
Net Assets Applicable to Sponsor(1)	10,000	13.3207	133,207
Total Net Assets			$ 179,028,228

(1) All net assets applicable to the sponsor are held in Fidelity VIP Money Market Portfolio ("FMM").

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003

	ACA	AI3	AI4	AVF	AN3	AN2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ 37	$ 319	$ 322	$ 333	$ -
Net investment income	$ -	$ 37	$ 319	$ 322	$ 333	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (29,626)	$ 19	$ 387	$ (37,623)	$ (397)	$ 104
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ (29,626)	$ 19	$ 387	$ (37,623)	$ (397)	$ 104
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 11,990	$ 552	$ 6,094	$ 9,841	$ 9,675	$ 1,124
Beginning of year	(258,710)	(10)	(452)	(61,947)	(1,559)	(64)
Change in unrealized appreciation
(depreciation)	$ 270,700	$ 562	$ 6,546	$ 71,788	$ 11,234	$ 1,188
Realized and unrealized gains (losses)	$ 241,074	$ 581	$ 6,933	$ 34,165	$ 10,837	$ 1,292
Increase (Decrease) in net assets from
operations	$ 241,074	$ 618	$ 7,252	$ 34,487	$ 11,170	$ 1,292

	AN4(2)	DCA	DSC	DGI	DQB	DSI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ 84	$ 895	$ 63	$ 220,715	$ 210,733
Net investment income	$ -	$ 84	$ 895	$ 63	$ 220,715	$ 210,733

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ 1	$ (10,741)	$ (739,002)	$ 5,601	$ 30,355	$ (357,524)
Realized gain distributions	-	-	-	-	122,886	-
Net realized gains (losses)	$ 1	$ (10,741)	$ (739,002)	$ 5,601	$ 153,241	$ (357,524)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 21	$ 18,834	$ 712,301	$ 1,449	$ 61,793	$ 1,437,090
Beginning of year	-	(74,263)	(477,986)	(18,321)	168,135	(2,295,517)
Change in unrealized appreciation
(depreciation)	$ 21	$ 93,097	$ 1,190,287	$ 19,770	$ (106,342)	$ 3,732,607
Realized and unrealized gains (losses)	$ 22	$ 82,356	$ 451,285	$ 25,371	$ 46,899	$ 3,375,083
Increase (Decrease) in net assets from
operations	$ 22	$ 82,440	$ 452,180	$ 25,434	$ 267,614	$ 3,585,816

(2) For the period May 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003 - continued

	FEI	FGP	FHI	FMM	FAM	FCN
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ 157,492	$ 4,498	$ 10,906	$ 1,914	$ 2,151	$ 2,336
Net investment income	$ 157,492	$ 4,498	$ 10,906	$ 1,914	$ 2,151	$ 2,336

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (232,258)	$ (408,068)	$ 9,299	$ (1)	$ (8,250)	$ (37,093)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ (232,258)	$ (408,068)	$ 9,299	$ (1)	$ (8,250)	$ (37,093)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 1,363,558	$ 180,794	$ 26,775	$ -	$ 17,774	$ 159,418
Beginning of year	(1,819,927)	(773,686)	6,604	-	(11,941)	(43,844)
Change in unrealized appreciation
(depreciation)	$ 3,183,485	$ 954,480	$ 20,171	$ -	$ 29,715	$ 203,262
Realized and unrealized gains (losses)	$ 2,951,227	$ 546,412	$ 29,470	$ (1)	$ 21,465	$ 166,169
Increase (Decrease) in net assets from
operations	$ 3,108,719	$ 550,910	$ 40,376	$ 1,913	$ 23,616	$ 168,505

	FL1	FL3	FIP	FIG	FL2	FTI(3)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ 422	$ 69	$ 21,273	$ 20,151	$ 453	$ 58
Net investment income	$ 422	$ 69	$ 21,273	$ 20,151	$ 453	$ 58

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (2,078)	$ 3,479	$ (752,376)	$ 34,914	$ (3,234)	$ 209
Realized gain distributions	-	-	-	7,090	-	-
Net realized gains (losses)	$ (2,078)	$ 3,479	$ (752,376)	$ 42,004	$ (3,234)	$ 209
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 108,391	$ 64,030	$ 4,834	$ -	$ 70,411	$ 995
Beginning of year	(7,038)	(3,863)	(685,697)	57,598	(9,479)	-
Change in unrealized appreciation
(depreciation)	$ 115,429	$ 67,893	$ 690,531	$ (57,598)	$ 79,890	$ 995
Realized and unrealized gains (losses)	$ 113,351	$ 71,372	$ (61,845)	$ (15,594)	$ 76,656	$ 1,204
Increase (Decrease) in net assets from
operations	$ 113,773	$ 71,441	$ (40,572)	$ 4,557	$ 77,109	$ 1,262

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003 - continued

	TSF	FTG(4)	GS3	IV2	JBP	JSC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ 41,594	$ 188	$ 4	$ -	$ 296,890	$ -
Net investment income	$ 41,594	$ 188	$ 4	$ -	$ 296,890	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (72,039)	$ 294	$ 1	$ 2,763	$ 76,538	$ (19,544)
Realized gain distributions	-	-	-	-	209,797	-
Net realized gains (losses)	$ (72,039)	$ 294	$ 1	$ 2,763	$ 286,335	$ (19,544)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 29,374	$ 3,643	$ 91	$ 26,068	$ 534,051	$ 59,173
Beginning of year	(736,834)	-	-	(602)	740,815	(61,049)
Change in unrealized appreciation
(depreciation)	$ 766,208	$ 3,643	$ 91	$ 26,670	$ (206,764)	$ 120,222
Realized and unrealized gains (losses)	$ 694,169	$ 3,937	$ 92	$ 29,433	$ 79,571	$ 100,678
Increase (Decrease) in net assets from
operations	$ 735,763	$ 4,125	$ 96	$ 29,433	$ 376,461	$ 100,678

	JEP	LA1	LA3	LA2	CAS	MFD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ 3,912	$ 9,336	$ 59	$ 2,088	$ -	$ -
Net investment income	$ 3,912	$ 9,336	$ 59	$ 2,088	$ -	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (5,453)	$ (14,052)	$ (67)	$ (17,561)	$ (19,485)	$ (36)
Realized gain distributions	-	-	-	4,317	-	-
Net realized gains (losses)	$ (5,453)	$ (14,052)	$ (67)	$ (13,244)	$ (19,485)	$ (36)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 33,248	$ 266,130	$ 828	$ 81,024	$ 345,537	$ 32,074
Beginning of year	(110,760)	(44,867)	(285)	(19,514)	(695,021)	(1,265)
Change in unrealized appreciation
(depreciation)	$ 144,008	$ 310,997	$ 1,113	$ 100,538	$ 1,040,558	$ 33,339
Realized and unrealized gains (losses)	$ 138,555	$ 296,945	$ 1,046	$ 87,294	$ 1,021,073	$ 33,303
Increase (Decrease) in net assets from
operations	$ 142,467	$ 306,281	$ 1,105	$ 89,382	$ 1,021,073	$ 33,303

(4) For the period May 2, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003 - continued

	CO1(5)	EGS	MFF	GGR	GSS	MFK
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ -	$ -	$ 985	$ 343,033	$ 44,355
Net investment income	$ -	$ -	$ -	$ 985	$ 343,033	$ 44,355

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ 1	$ (21,574)	$ 142	$ 11	$ 14,192	$ 634
Realized gain distributions	-	-	-	-	66,614	8,882
Net realized gains (losses)	$ 1	$ (21,574)	$ 142	$ 11	$ 80,806	$ 9,516
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 283	$ 14,260	$ 8,936	$ 37,360	$ 31,759	$ (10,626)
Beginning of year	-	(33,677)	(6)	(26,720)	279,581	25,474
Change in unrealized appreciation
(depreciation)	$ 283	$ 47,937	$ 8,942	$ 64,080	$ (247,822)	$ (36,100)
Realized and unrealized gains (losses)	$ 284	$ 26,363	$ 9,084	$ 64,091	$ (167,016)	$ (26,584)
Increase (Decrease) in net assets from
operations	$ 284	$ 26,363	$ 9,084	$ 65,076	$ 176,017	$ 17,771

	MFC(5)	IG1(5)	MIS	M1B(3)	CGS	MC1(5)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ -	$ -	$ -	$ 282	$ -
Net investment income	$ -	$ -	$ -	$ -	$ 282	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ 3	$ 4	$ (920)	$ 59	$ (6,988)	$ 23
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ 3	$ 4	$ (920)	$ 59	$ (6,988)	$ 23
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 1,059	$ 1,473	$ 6,193	$ 373	$ 2,245	$ 8,323
Beginning of year	-	-	(9,918)	-	(9,283)	-
Change in unrealized appreciation
(depreciation)	$ 1,059	$ 1,473	$ 16,111	$ 373	$ 11,528	$ 8,323
Realized and unrealized gains (losses)	$ 1,062	$ 1,477	$ 15,191	$ 432	$ 4,540	$ 8,346
Increase (Decrease) in net assets from
operations	$ 1,062	$ 1,477	$ 15,191	$ 432	$ 4,822	$ 8,346

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(5) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003 - continued

	MMS	M1A	RES	SG1(5)	SI1(5)	TRS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ 431,962	$ -	$ 54	$ -	$ -	$ 170,472
Net investment income	$ 431,962	$ -	$ 54	$ -	$ -	$ 170,472

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ -	$ (5,120)	$ (255)	$ 14	$ -	$ (35,568)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ -	$ (5,120)	$ (255)	$ 14	$ -	$ (35,568)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ -	$ 47,709	$ 1,082	$ 5,149	$ 17	$ 184,074
Beginning of year	-	(5,366)	(820)	-	-	(528,152)
Change in unrealized appreciation
(depreciation)	$ -	$ 53,075	$ 1,902	$ 5,149	$ 17	$ 712,226
Realized and unrealized gains (losses)	$ -	$ 47,955	$ 1,647	$ 5,163	$ 17	$ 676,658
Increase (Decrease) in net assets from
operations	$ 431,962	$ 47,955	$ 1,701	$ 5,163	$ 17	$ 847,130

	MFJ	UTS	MFE	MV1(5)	NLM	NMC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ 10,076	$ 336	$ 9	$ -	$ 4,969	$ -
Net investment income	$ 10,076	$ 336	$ 9	$ -	$ 4,969	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (742)	$ (453)	$ 14	$ 7	$ 940,999	$ (459,074)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ (742)	$ (453)	$ 14	$ 7	$ 940,999	$ (459,074)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 57,717	$ 1,823	$ 87	$ 2,482	$ (2,982)	$ 122,367
Beginning of year	(2,029)	(1,294)	9	-	479,300	(410,803)
Change in unrealized appreciation
(depreciation)	$ 59,746	$ 3,117	$ 78	$ 2,482	$ (482,282)	$ 533,170
Realized and unrealized gains (losses)	$ 59,004	$ 2,664	$ 92	$ 2,489	$ 458,717	$ 74,096
Increase (Decrease) in net assets from
operations	$ 69,080	$ 3,000	$ 101	$ 2,489	$ 463,686	$ 74,096

(5) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003 - continued

	NPP	PMB(7)	PHY(3)	PRR(3)	PTR(3)	RX1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ 3	$ 170	$ 1,257	$ 3,257	$ -
Net investment income	$ -	$ 3	$ 170	$ 1,257	$ 3,257	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (32,889)	$ (1)	$ 35	$ 1,387	$ -	$ (26)
Realized gain distributions	-	37	-	4,290	3,003	-
Net realized gains (losses)	$ (32,889)	$ 36	$ 35	$ 5,677	$ 3,003	$ (26)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 15,243	$ (17)	$ 211	$ 3,424	$ 370	$ 46
Beginning of year	(63,037)	-	-	-	-	(45)
Change in unrealized appreciation
(depreciation)	$ 78,280	$ (17)	$ 211	$ 3,424	$ 370	$ 91
Realized and unrealized gains (losses)	$ 45,391	$ 19	$ 246	$ 9,101	$ 3,373	$ 65
Increase (Decrease) in net assets from
operations	$ 45,391	$ 22	$ 416	$ 10,358	$ 6,630	$ 65

	RX2(8)	SSC(6)	SCM	SIG	SC1	SRE
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ -	$ 731	$ 162,192	$ 74,885	$ -
Net investment income	$ -	$ -	$ 731	$ 162,192	$ 74,885	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (1)	$ 95	$ 162	$ 35,662	$ -	$ (4,015)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ (1)	$ 95	$ 162	$ 35,662	$ -	$ (4,015)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ -	$ 6,712	$ 12,071	$ 78,053	$ -	$ 151,946
Beginning of year	-	-	10	849	-	(21,270)
Change in unrealized appreciation
(depreciation)	$ -	$ 6,712	$ 12,061	$ 77,204	$ -	$ 173,216
Realized and unrealized gains (losses)	$ (1)	$ 6,807	$ 12,223	$ 112,866	$ -	$ 169,201
Increase (Decrease) in net assets from
operations	$ (1)	$ 6,807	$ 12,954	$ 275,058	$ 74,885	$ 169,201

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(6) For the period July 31, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(7) For the period October 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(8) For the period December 22, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statement of Operations - Year Ended December 31, 2003 - continued

	SCJ(9)	SCK	SC5	SC7(3)	SCH(10)	SCB
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividends	$ -	$ -	$ -	$ 26	$ 238	$ 123
Net investment income	$ -	$ -	$ -	$ 26	$ 238	$ 123

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ 5	$ 1,095	$ (4,626)	$ 122	$ 5,386	$ (5,769)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ 5	$ 1,095	$ (4,626)	$ 122	$ 5,386	$ (5,769)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 111	$ -	$ 102,881	$ 697	$ 48,157	$ 74,973
Beginning of year	-	(816)	(9,915)	-	-	(16,228)
Change in unrealized appreciation
(depreciation)	$ 111	$ 816	$ 112,796	$ 697	$ 48,157	$ 91,201
Realized and unrealized gains (losses)	$ 116	$ 1,911	$ 108,170	$ 819	$ 53,543	$ 85,432
Increase (Decrease) in net assets from
operations	$ 116	$ 1,911	$ 108,170	$ 845	$ 53,781	$ 85,555

	REI	RNA
	Sub-Account	Sub-Account
Income:
Dividends	$ 24,370	$ -
Net investment income	$ 24,370	$ -

Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment
transactions:
Realized gain on sale of fund shares	$ (525,448)	$ (192)
Realized gain distributions	-	-
Net realized gains (losses)	$ (525,448)	$ (192)
Net unrealized appreciation (depreciation) on
investments:
End of year	$ 397,556	$ 732
Beginning of year	(233,213)	(1,346)
Change in unrealized appreciation
(depreciation)	$ 630,769	$ 2,078
Realized and unrealized gains (losses)	$ 105,321	$ 1,886
Increase (Decrease) in net assets from
operations	$ 129,691	$ 1,886

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(9) For the period May 23, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(10) For the period February 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets

	ACA		AI3		AI4		AVF		AN3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ -	$ -	$ 37	$ 5	$ 319	$ 64	$ 322	$ 614	$ 333	$ 62
Net realized gains (losses)	(29,626)	(117,780)	19	(1,573)	387	(2,381)	(37,623)	(156,939)	(397)	(1,058)
Net unrealized gains (losses)	270,700	(82,627)	562	(10)	6,546	(452)	71,788	31,563	11,234	(1,559)
Increase (Decrease) in net assets from operations	$ 241,074	$ (200,407)	$ 618	$ (1,578)	$ 7,252	$ (2,769)	$ 34,487	$ (124,762)	$ 11,170	$ (2,555)

Contract Owner Transactions:
Purchase payments received	$ 360,542	$ 380,037	$ 2,847	$ 432	$ 11,665	$ 18,153	$ 39,049	$ 82,243	$ 46,318	$ 15,241
Net transfers between Sub-Accounts	(11,238)	(345)	-	2,745	38,884	(4,776)	(38,933)	(168,575)	(12,518)	(3,476)
Withdrawals, surrenders and annuitizations	(10,469)	(91,677)	1	-	-	-	(63,985)	(10,477)	46	-
Mortality and expense risk, cost of insurance and contract charges	(22,359)	(21,832)	(705)	(151)	(854)	(865)	(9,435)	(14,052)	(2,012)	(697)
Increase (Decrease) in net assets from contract owner
transactions	$ 316,476	$ 266,183	$ 2,143	$ 3,026	$ 49,695	$ 12,512	$ (73,304)	$ (110,861)	$ 31,834	$ 11,068
Increase (Decrease) in net assets	$ 557,550	$ 65,776	$ 2,761	$ 1,448	$ 56,947	$ 9,743	$ (38,817)	$ (235,623)	$ 43,004	$ 8,513

Net Assets:
Beginning of year	813,160	747,384	1,448	-	9,743	-	157,770	393,393	8,513	-
End of year	$ 1,370,710	$ 813,160	$ 4,209	$ 1,448	$ 66,690	$ 9,743	$ 118,953	$ 157,770	$ 51,517	$ 8,513

Unit Activity from Participant Transactions:
Beginning of Year	112,940	78,522	150	-	1,100	-	25,744	44,769	986	-
Units purchased	39,643	49,908	270	45	1,386	1,721	5,879	11,297	5,042	1,446
Units transferred between Sub-Accounts	(1,470)	(34)	-	121	3,426	(531)	(5,681)	(26,846)	(1,316)	(386)
Units withdrawn, surrendered or canceled	(4,128)	(15,456)	(67)	(16)	(87)	(90)	(10,427)	(3,476)	(201)	(74)
End of Year	146,985	112,940	353	150	5,825	1,100	15,515	25,744	4,511	986

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	AN2		AN4(2)	DCA		DSC		DGI
	Sub-Account		Sub-Account	Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ -	$ -	$ -	$ 84	$ 4,984	$ 895	$ 6,332	$ 63	$ 1,375
Net realized gains (losses)	104	(1)	1	(10,741)	(54,114)	(739,002)	(3,785,093)	5,601	(17,566)
Net unrealized gains (losses)	1,188	(64)	21	93,097	(46,813)	1,190,287	431,469	19,770	(9,039)
Increase (Decrease) in net assets from operations	$ 1,292	$ (65)	$ 22	$ 82,440	$ (95,943)	$ 452,180	$ (3,347,292)	$ 25,434	$ (25,230)

Contract Owner Transactions:
Purchase payments received	$ 497	$ -	$ 113	$ 26,979	$ 172,419	$ 512,370	$ 3,083,325	$ 4,184	$ 5,596
Net transfers between Sub-Accounts	(282)	3,196	-	6,644	(73,938)	(6,600,026)	(3,842,825)	(702,764)	697,894
Withdrawals, surrenders and annuitizations	(157)	-	-	1,956	(169,756)	(5,456)	(95,143)	(86)	(44,299)
Mortality and expense risk, cost of insurance and contract charges	(159)	(78)	(9)	(19,915)	(20,934)	(91,731)	(474,532)	(2,140)	(3,901)
Increase (Decrease) in net assets from contract owner
transactions	$ (101)	$ 3,118	$ 104	$ 15,664	$ (92,209)	$ (6,184,843)	$ (1,329,175)	$ (700,806)	$ 655,290
Increase (Decrease) in net assets	$ 1,191	$ 3,053	$ 126	$ 98,104	$ (188,152)	$ (5,732,663)	$ (4,676,467)	$ (675,372)	$ 630,060

Net Assets:
Beginning of year	3,053	-	-	402,935	591,087	9,216,770	13,893,237	684,778	54,718
End of year	$ 4,244	$ 3,053	$ 126	$ 501,039	$ 402,935	$ 3,484,107	$ 9,216,770	$ 9,406	$ 684,778

Unit Activity from Participant Transactions:
Beginning of Year	382	-	-	43,810	53,475	1,015,383	1,237,888	87,658	5,230
Units purchased	46	-	9	2,766	15,814	54,412	269,041	486	625
Units transferred between Sub-Accounts	(28)	392	-	782	(7,968)	(768,578)	(436,220)	(86,930)	87,220
Units withdrawn, surrendered or canceled	(30)	(10)	(1)	(2,054)	(17,511)	(9,718)	(55,326)	(261)	(5,417)
End of Year	370	382	8	45,304	43,810	291,499	1,015,383	953	87,658

(2) For the period May 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	DQB		DSI		FEI		FGP		FHI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ 220,715	$ 276,414	$ 210,733	$ 123,177	$ 157,492	$ 145,349	$ 4,498	$ 7,076	$ 10,906	$ 19,624
Net realized gains (losses)	153,241	(4,391)	(357,524)	(1,626,786)	(232,258)	(58,949)	(408,068)	(1,120,437)	9,299	(59,997)
Net unrealized gains (losses)	(106,342)	171,241	3,732,607	(803,352)	3,183,485	(1,715,817)	954,480	78,412	20,171	27,662
Increase (Decrease) in net assets from operations	$ 267,614	$ 443,264	$ 3,585,816	$ (2,306,961)	$ 3,108,719	$ (1,629,417)	$ 550,910	$ (1,034,949)	$ 40,376	$ (12,711)

Contract Owner Transactions:
Purchase payments received	$ 525,274	$ 876,751	$ 1,824,930	$ 1,661,983	$ 2,622,930	$ 2,487,369	$ 437,584	$ 410,021	$ 4,144	$ 29,562
Net transfers between Sub-Accounts	(594,700)	1,836,159	3,148,300	4,667,955	(106,453)	258,680	(159,658)	75,086	95,715	225,273
Withdrawals, surrenders and annuitizations	(146,151)	(19,979)	(497,259)	(2,227,575)	(305,640)	(559,426)	(192,630)	(991,128)	(874)	(320,845)
Mortality and expense risk, cost of insurance and contract charges	(90,498)	(86,236)	(276,478)	(215,663)	(357,701)	(321,849)	(69,470)	(108,182)	(5,937)	(11,449)
Increase (Decrease) in net assets from contract owner
transactions	$ (306,075)	$ 2,606,695	$ 4,199,493	$ 3,886,700	$ 1,853,136	$ 1,864,774	$ 15,826	$ (614,203)	$ 93,048	$ (77,459)
Increase (Decrease) in net assets	$ (38,461)	$ 3,049,959	$ 7,785,309	$ 1,579,739	$ 4,961,855	$ 235,357	$ 566,736	$ (1,649,152)	$ 133,424	$ (90,170)

Net Assets:
Beginning of year	5,760,393	2,710,434	9,502,859	7,923,120	8,216,219	7,980,862	1,515,143	3,164,295	71,800	161,970
End of year	$ 5,721,932	$ 5,760,393	$ 17,288,168	$ 9,502,859	$ 13,178,074	$ 8,216,219	$ 2,081,879	$ 1,515,143	$ 205,224	$ 71,800

Unit Activity from Participant Transactions:
Beginning of Year	439,778	223,050	1,407,209	910,906	741,221	597,953	150,653	219,919	9,217	21,509
Units purchased	38,450	70,394	242,931	203,522	232,074	202,329	43,203	32,533	472	3,945
Units transferred between Sub-Accounts	(44,489)	154,769	434,192	635,572	(10,174)	19,256	(17,499)	4,755	11,772	29,815
Units withdrawn, surrendered or canceled	(17,593)	(8,435)	(89,866)	(342,791)	(50,958)	(78,317)	(20,530)	(106,554)	(759)	(46,052)
End of Year	416,146	439,778	1,994,466	1,407,209	912,163	741,221	155,827	150,653	20,702	9,217

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	FMM		FAM		FCN		FL1		FL3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ 1,914	$ 8,683	$ 2,151	$ 5,898	$ 2,336	$ 13,445	$ 422	$ 176	$ 69	$ 4
Net realized gains (losses)	(1)	-	(8,250)	(22,912)	(37,093)	(425,749)	(2,078)	(677)	3,479	(515)
Net unrealized gains (losses)	-	-	29,715	(18,672)	203,262	266,044	115,429	(7,038)	67,893	(3,863)
Increase (Decrease) in net assets from operations	$ 1,913	$ 8,683	$ 23,616	$ (35,686)	$ 168,505	$ (146,260)	$ 113,773	$ (7,539)	$ 71,441	$ (4,374)

Contract Owner Transactions:
Purchase payments received	$ -	$ -	$ 6,286	$ 31,115	$ 43,742	$ 181,732	$ 312,559	$ 108,227	$ 277,604	$ 28,105
Net transfers between Sub-Accounts	(376,569)	-	(9,714)	(31,560)	116,025	(294,258)	70,439	25,209	120,154	12,537
Withdrawals, surrenders and annuitizations	971	-	866	(52,218)	(84,371)	(1,007,607)	(1,352)	-	(105)	-
Mortality and expense risk, cost of insurance and contract charges	(2,119)	(20,987)	(3,682)	(7,622)	(18,976)	(53,381)	(18,801)	(4,080)	(11,728)	(1,849)
Increase (Decrease) in net assets from contract owner
transactions	$ (377,717)	$ (20,987)	$ (6,244)	$ (60,285)	$ 56,420	$ (1,173,514)	$ 362,845	$ 129,356	$ 385,925	$ 38,793
Increase (Decrease) in net assets	$ (375,804)	$ (12,304)	$ 17,372	$ (95,971)	$ 224,925	$ (1,319,774)	$ 476,618	$ 121,817	$ 457,366	$ 34,419

Net Assets:
Beginning of year	509,011	521,315	131,160	227,131	498,926	1,818,700	121,817	-	34,419	-
End of year	$ 133,207	$ 509,011	$ 148,532	$ 131,160	$ 723,851	$ 498,926	$ 598,435	$ 121,817	$ 491,785	$ 34,419

Unit Activity from Participant Transactions:
Beginning of Year	28,667	30,270	16,070	23,466	37,708	124,604	12,540	-	4,217	-
Units purchased	-	-	690	3,327	3,075	12,549	30,544	10,430	30,180	3,210
Units transferred between Sub-Accounts	(18,507)	-	(1,681)	(3,684)	8,749	(21,298)	6,776	2,512	12,269	1,219
Units withdrawn, surrendered or canceled	(160)	(1,603)	(408)	(7,039)	(6,946)	(78,147)	(1,840)	(402)	(1,230)	(212)
End of Year	10,000	28,667	14,671	16,070	42,586	37,708	48,020	12,540	45,436	4,217

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	FIP		FIG		FL2		FTI(3)	TSF		FTG(4)
	Sub-Account		Sub-Account		Sub-Account		Sub-Account	Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2003	2002	2003
Operations:
Net investment income (loss)	$ 21,273	$ 21,979	$ 20,151	$ 19,297	$ 453	$ 247	$ 58	$ 41,594	$ 52,586	$ 188
Net realized gains (losses)	(752,376)	(81,202)	42,004	1,626	(3,234)	(1,495)	209	(72,039)	(61,934)	294
Net unrealized gains (losses)	690,531	(364,400)	(57,598)	28,406	79,890	(9,479)	995	766,208	(451,583)	3,643
Increase (Decrease) in net assets from operations	$ (40,572)	$ (423,623)	$ 4,557	$ 49,329	$ 77,109	$ (10,727)	$ 1,262	$ 735,763	$ (460,931)	$ 4,125

Contract Owner Transactions:
Purchase payments received	$ -	$ -	$ -	$ -	$ 142,611	$ 71,320	$ -	$ 471,598	$ 828,003	$ 657
Net transfers between Sub-Accounts	(1,095,900)	24,509	(515,667)	-	120,889	(1,449)	5,898	41,254	(72,930)	18,242
Withdrawals, surrenders and annuitizations	(171,333)	(139,412)	(11)	-	125	-	9	(21,212)	(108,714)	(521)
Mortality and expense risk, cost of insurance and contract charges	(7,647)	(81,430)	(2,766)	(26,161)	(6,544)	(3,514)	(1,217)	(53,786)	(51,904)	(1,383)
Increase (Decrease) in net assets from contract owner
transactions	$ (1,274,880)	$ (196,333)	$ (518,444)	$ (26,161)	$ 257,081	$ 66,357	$ 4,690	$ 437,854	$ 594,455	$ 16,995
Increase (Decrease) in net assets	$ (1,315,452)	$ (619,956)	$ (513,887)	$ 23,168	$ 334,190	$ 55,630	$ 5,952	$ 1,173,617	$ 133,524	$ 21,120

Net Assets:
Beginning of year	1,335,334	1,955,290	513,887	490,719	55,630	-	-	2,073,563	1,940,039	-
End of year	$ 19,882	$ 1,335,334	$ -	$ 513,887	$ 389,820	$ 55,630	$ 5,952	$ 3,247,180	$ 2,073,563	$ 21,120

Unit Activity from Participant Transactions:
Beginning of Year	120,555	137,255	36,638	38,605	6,335	-	-	189,578	144,878	-
Units purchased	-	-	-	-	14,872	7,007	-	37,070	64,203	55
Units transferred between Sub-Accounts	(102,825)	1,929	(36,441)	-	10,460	(315)	528	3,300	(5,189)	1,596
Units withdrawn, surrendered or canceled	(16,352)	(18,629)	(197)	(1,967)	(642)	(357)	(98)	(6,107)	(14,314)	(147)
End of Year	1,378	120,555	-	36,638	31,025	6,335	430	223,841	189,578	1,504

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(4) For the period May 2, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	GS3		IV2		JBP		JSC		JEP
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ 4	$ -	$ -	$ -	$ 296,890	$ 75,362	$ -	$ 1,279	$ 3,912	$ 270
Net realized gains (losses)	1	-	2,763	(1,468)	286,335	118,053	(19,544)	(139,778)	(5,453)	(160,227)
Net unrealized gains (losses)	91	-	26,670	(602)	(206,764)	689,188	120,222	(1,301)	144,008	(9,586)
Increase (Decrease) in net assets from operations	$ 96	$ -	$ 29,433	$ (2,070)	$ 376,461	$ 882,603	$ 100,678	$ (139,800)	$ 142,467	$ (169,543)

Contract Owner Transactions:
Purchase payments received	$ 341	$ -	$ 104,916	$ 10,992	$ 800,730	$ 1,831,834	$ 16,262	$ 40,375	$ 188,750	$ 199,410
Net transfers between Sub-Accounts	60	202	77,696	(5,229)	(575,404)	1,796,549	12,490	(125,576)	1,285	8,653
Withdrawals, surrenders and annuitizations	-	-	46	-	(292,001)	(259,383)	(6,699)	(208,897)	(813)	(208,841)
Mortality and expense risk, cost of insurance and contract charges	(119)	(5)	(3,806)	(460)	(178,410)	(176,593)	(7,169)	(16,673)	(12,258)	(17,382)
Increase (Decrease) in net assets from contract owner
transactions	$ 282	$ 197	$ 178,852	$ 5,303	$ (245,085)	$ 3,192,407	$ 14,884	$ (310,771)	$ 176,964	$ (18,160)
Increase (Decrease) in net assets	$ 378	$ 197	$ 208,285	$ 3,233	$ 131,376	$ 4,075,010	$ 115,562	$ (450,571)	$ 319,431	$ (187,703)

Net Assets:
Beginning of year	197	-	3,233	-	10,567,542	6,492,532	276,670	727,241	478,321	666,024
End of year	$ 575	$ 197	$ 211,518	$ 3,233	$ 10,698,918	$ 10,567,542	$ 392,232	$ 276,670	$ 797,752	$ 478,321

Unit Activity from Participant Transactions:
Beginning of Year	23	-	367	-	724,379	484,218	29,068	59,864	54,154	56,838
Units purchased	35	-	10,776	994	53,477	133,794	1,521	3,458	17,535	21,570
Units transferred between Sub-Accounts	7	24	7,212	(579)	(38,881)	137,537	1,047	(10,015)	145	1,107
Units withdrawn, surrendered or canceled	(12)	(1)	(365)	(48)	(31,871)	(31,170)	(1,330)	(24,239)	(1,347)	(25,361)
End of Year	53	23	17,990	367	707,104	724,379	30,306	29,068	70,487	54,154

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	LA1		LA3		LA2		CAS		MFD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ 9,336	$ 2,284	$ 59	$ 18	$ 2,088	$ 1,350	$ -	$ 5,462	$ -	$ 5
Net realized gains (losses)	(14,052)	(8,044)	(67)	(32)	(13,244)	(2,139)	(19,485)	(227,834)	(36)	(103)
Net unrealized gains (losses)	310,997	(44,867)	1,113	(285)	100,538	(19,514)	1,040,558	(965,323)	33,339	(1,265)
Increase (Decrease) in net assets from operations	$ 306,281	$ (50,627)	$ 1,105	$ (299)	$ 89,382	$ (20,303)	$ 1,021,073	$ (1,187,695)	$ 33,303	$ (1,363)

Contract Owner Transactions:
Purchase payments received	$ 754,050	$ 487,875	$ 1,991	$ 1,921	$ 207,544	$ 308,249	$ 1,068,124	$ 1,008,027	$ 196,343	$ 4,601
Net transfers between Sub-Accounts	174,762	(34,973)	12	638	(64,745)	(34,410)	75,349	(24,776)	49	1,316
Withdrawals, surrenders and annuitizations	(3,650)	-	1	-	(6,668)	-	(11,046)	(249,789)	18	-
Mortality and expense risk, cost of insurance and contract charges	(47,084)	(13,774)	(772)	(382)	(17,049)	(12,573)	(129,719)	(114,949)	(9,012)	(296)
Increase (Decrease) in net assets from contract owner
transactions	$ 878,078	$ 439,128	$ 1,232	$ 2,177	$ 119,082	$ 261,266	$ 1,002,708	$ 618,513	$ 187,398	$ 5,621
Increase (Decrease) in net assets	$ 1,184,359	$ 388,501	$ 2,337	$ 1,878	$ 208,464	$ 240,963	$ 2,023,781	$ (569,182)	$ 220,701	$ 4,258

Net Assets:
Beginning of year	388,501	-	1,878	-	240,963	-	2,625,760	3,194,942	4,258	-
End of year	$ 1,572,860	$ 388,501	$ 4,215	$ 1,878	$ 449,427	$ 240,963	$ 4,649,541	$ 2,625,760	$ 224,959	$ 4,258

Unit Activity from Participant Transactions:
Beginning of Year	41,527	-	288	-	25,510	-	346,448	284,950	539	-
Units purchased	75,663	46,613	272	259	22,379	30,471	137,681	107,475	22,489	407
Units transferred between Sub-Accounts	15,841	(3,694)	1	84	(7,449)	(3,682)	8,857	(1,972)	4	165
Units withdrawn, surrendered or canceled	(4,773)	(1,392)	(104)	(55)	(2,378)	(1,279)	(16,354)	(44,005)	(957)	(33)
End of Year	128,258	41,527	457	288	38,062	25,510	476,632	346,448	22,075	539

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	CO1(5)	EGS		MFF		GGR		GSS
	Sub-Account	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ -	$ -	$ -	$ -	$ -	$ 985	$ 1,011	$ 343,033	$ 314,879
Net realized gains (losses)	1	(21,574)	(440,055)	142	-	11	(71,522)	80,806	1,060,374
Net unrealized gains (losses)	283	47,937	237,543	8,942	(6)	64,080	7,637	(247,822)	228,969
Increase (Decrease) in net assets from operations	$ 284	$ 26,363	$ (202,512)	$ 9,084	$ (6)	$ 65,076	$ (62,874)	$ 176,017	$ 1,604,222

Contract Owner Transactions:
Purchase payments received	$ 16,611	$ 6,826	$ 37,798	$ 678,630	$ 132	$ 63,446	$ 61,230	$ 1,442,355	$ 1,713,735
Net transfers between Sub-Accounts	(43)	(48,174)	(209,022)	(1,490)	196	(9,749)	(97,519)	366,574	995,770
Withdrawals, surrenders and annuitizations	-	(4)	(180,802)	(1)	-	(54,728)	(218,969)	(11,193)	(442,010)
Mortality and expense risk, cost of insurance and contract charges	(113)	(5,247)	(17,393)	(4,827)	(48)	(11,789)	(15,570)	(226,427)	(418,422)
Increase (Decrease) in net assets from contract owner
transactions	$ 16,455	$ (46,599)	$ (369,419)	$ 672,312	$ 280	$ (12,820)	$ (270,828)	$ 1,571,309	$ 1,849,073
Increase (Decrease) in net assets	$ 16,739	$ (20,236)	$ (571,931)	$ 681,396	$ 274	$ 52,256	$ (333,702)	$ 1,747,326	$ 3,453,295

Net Assets:
Beginning of year	-	102,373	674,304	274	-	161,583	495,285	6,979,380	3,526,085
End of year	$ 16,739	$ 82,137	$ 102,373	$ 681,670	$ 274	$ 213,839	$ 161,583	$ 8,726,706	$ 6,979,380

Unit Activity from Participant Transactions:
Beginning of Year	-	11,341	49,191	34	-	14,157	35,032	467,971	259,661
Units purchased	1,607	657	3,165	64,372	16	5,158	4,645	96,048	121,819
Units transferred between Sub-Accounts	-	(4,571)	(20,002)	-	24	(902)	(7,114)	24,588	145,923
Units withdrawn, surrendered or canceled	(11)	(507)	(21,013)	(458)	(6)	(4,566)	(18,406)	(15,785)	(59,432)
End of Year	1,596	6,920	11,341	63,948	34	13,847	14,157	572,822	467,971

(5) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	MFK		MFC(5)	IG1(5)	MIS		M1B(3)	CGS		MC1(5)
	Sub-Account		Sub-Account	Sub-Account	Sub-Account		Sub-Account	Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,	Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2003	2003	2002	2003	2003	2002	2003
Operations:
Net investment income (loss)	$ 44,355	$ 4,215	$ -	$ -	$ -	$ 437	$ -	$ 282	$ 337	$ -
Net realized gains (losses)	9,516	(207)	3	4	(920)	(231,163)	59	(6,988)	(12,153)	23
Net unrealized gains (losses)	(36,100)	25,474	1,059	1,473	16,111	121,432	373	11,528	4,349	8,323
Increase (Decrease) in net assets from operations	$ 17,771	$ 29,482	$ 1,062	$ 1,477	$ 15,191	$ (109,294)	$ 432	$ 4,822	$ (7,467)	$ 8,346

Contract Owner Transactions:
Purchase payments received	$ 523,994	$ 504,814	$ 384,044	$ 68,769	$ 6,690	$ 71,712	$ 12,624	$ 1,270	$ 4,517	$ 595,002
Net transfers between Sub-Accounts	82,263	112,822	532	370	85	(83,574)	2,983	(13,130)	1,790	-
Withdrawals, surrenders and annuitizations	(1,474)	-	(1)	(1)	(1,670)	(184,200)	12	-	(37,084)	-
Mortality and expense risk, cost of insurance and contract charges	(36,280)	(13,368)	(2,621)	(473)	(2,373)	(10,369)	(620)	(1,380)	(2,040)	(4,076)
Increase (Decrease) in net assets from contract owner
transactions	$ 568,503	$ 604,268	$ 381,954	$ 68,665	$ 2,732	$ (206,431)	$ 14,999	$ (13,240)	$ (32,817)	$ 590,926
Increase (Decrease) in net assets	$ 586,274	$ 633,750	$ 383,016	$ 70,142	$ 17,923	$ (315,725)	$ 15,431	$ (8,418)	$ (40,284)	$ 599,272

Net Assets:
Beginning of year	633,750	-	-	-	62,855	378,580	-	23,597	63,881	-
End of year	$ 1,220,024	$ 633,750	$ 383,016	$ 70,142	$ 80,778	$ 62,855	$ 15,431	$ 15,179	$ 23,597	$ 599,272

Unit Activity from Participant Transactions:
Beginning of Year	58,198	-	-	-	9,686	41,990	-	3,098	6,607	-
Units purchased	47,759	48,928	29,269	6,562	934	8,732	1,254	153	483	59,859
Units transferred between Sub-Accounts	7,457	10,530	-	-	27	(12,884)	327	(1,458)	194	-
Units withdrawn, surrendered or canceled	(3,477)	(1,260)	(199)	(45)	(559)	(28,152)	(64)	(169)	(4,186)	(407)
End of Year	109,937	58,198	29,070	6,517	10,088	9,686	1,517	1,624	3,098	59,452

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(5) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	MMS		M1A		RES		SG1(5)	SI1(5)	TRS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account	Sub-Account	Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2003	2003	2002
Operations:
Net investment income (loss)	$ 431,962	$ 759,989	$ -	$ -	$ 54	$ 224	$ -	$ -	$ 170,472	$ 134,399
Net realized gains (losses)	-	-	(5,120)	(16,491)	(255)	(39,529)	14	-	(35,568)	(10,373)
Net unrealized gains (losses)	-	-	53,075	(5,366)	1,902	21,390	5,149	17	712,226	(364,806)
Increase (Decrease) in net assets from operations	$ 431,962	$ 759,989	$ 47,955	$ (21,857)	$ 1,701	$ (17,915)	$ 5,163	$ 17	$ 847,130	$ (240,780)

Contract Owner Transactions:
Purchase payments received	$ 1,727,252	$ 72,282,974	$ 696,200	$ 98,240	$ 3,995	$ 21,513	$ 407,299	$ 9,634	$ 1,233,116	$ 1,109,485
Net transfers between Sub-Accounts	(2,142,483)	(7,931,473)	(28,967)	15,447	12	(50,927)	(1,149)	9	(159,572)	74,268
Withdrawals, surrenders and annuitizations	(677,261)	(1,724,267)	231	-	-	-	1	-	(14,251)	(421,972)
Mortality and expense risk, cost of insurance and contract charges	(2,094,724)	(1,956,164)	(9,546)	(3,601)	(1,360)	(2,120)	(2,786)	(65)	(170,637)	(154,007)
Increase (Decrease) in net assets from contract owner
transactions	$ (3,187,216)	$ 60,671,070	$ 657,918	$ 110,086	$ 2,647	$ (31,534)	$ 403,365	$ 9,578	$ 888,656	$ 607,774
Increase (Decrease) in net assets	$ (2,755,254)	$ 61,431,059	$ 705,873	$ 88,229	$ 4,348	$ (49,449)	$ 408,528	$ 9,595	$ 1,735,786	$ 366,994

Net Assets:
Beginning of year	70,601,858	9,170,799	88,229	-	5,431	54,880	-	-	3,993,429	3,626,435
End of year	$ 67,846,604	$ 70,601,858	$ 794,102	$ 88,229	$ 9,779	$ 5,431	$ 408,528	$ 9,595	$ 5,729,215	$ 3,993,429

Unit Activity from Participant Transactions:
Beginning of Year	6,145,747	808,634	10,249	-	736	5,571	-	-	299,863	256,782
Units purchased	149,742	6,355,399	62,324	9,296	487	2,367	40,039	942	91,623	80,768
Units transferred between Sub-Accounts	(186,171)	(696,745)	(3,370)	1,324	1	(6,947)	-	-	(11,192)	5,341
Units withdrawn, surrendered or canceled	(240,317)	(321,541)	(897)	(371)	(166)	(255)	(273)	(6)	(13,076)	(43,028)
End of Year	5,869,001	6,145,747	68,306	10,249	1,058	736	39,766	936	367,218	299,863

(5) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	MFJ		UTS		MFE		MV1(5)	NLM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account	Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2003	2002
Operations:
Net investment income (loss)	$ 10,076	$ 826	$ 336	$ 1,696	$ 9	$ -	$ -	$ 4,969	$ 1,205,753
Net realized gains (losses)	(742)	(1,147)	(453)	(74,062)	14	-	7	940,999	(321,997)
Net unrealized gains (losses)	59,746	(2,029)	3,117	49,652	78	9	2,482	(482,282)	392,680
Increase (Decrease) in net assets from operations	$ 69,080	$ (2,350)	$ 3,000	$ (22,714)	$ 101	$ 9	$ 2,489	$ 463,686	$ 1,276,436

Contract Owner Transactions:
Purchase payments received	$ 504,192	$ 51,858	$ 4,739	$ 9,254	$ 342	$ 56	$ 144,847	$ 6,313	$ 5,084,864
Net transfers between Sub-Accounts	140,149	(692)	12	(45,035)	-	141	-	(56,111,453)	25,800,905
Withdrawals, surrenders and annuitizations	124	-	(4,031)	(84,769)	-	-	-	76	(162,263)
Mortality and expense risk, cost of insurance and contract charges	(19,154)	(3,401)	(2,049)	(3,452)	(111)	(24)	(994)	(113,429)	(830,428)
Increase (Decrease) in net assets from contract owner
transactions	$ 625,311	$ 47,765	$ (1,329)	$ (124,002)	$ 231	$ 173	$ 143,853	$ (56,218,493)	$ 29,893,078
Increase (Decrease) in net assets	$ 694,391	$ 45,415	$ 1,671	$ (146,716)	$ 332	$ 182	$ 146,342	$ (55,754,807)	$ 31,169,514

Net Assets:
Beginning of year	45,415	-	8,851	155,567	182	-	-	55,864,588	24,695,074
End of year	$ 739,806	$ 45,415	$ 10,522	$ 8,851	$ 514	$ 182	$ 146,342	$ 109,781	$ 55,864,588

Unit Activity from Participant Transactions:
Beginning of Year	4,540	-	1,039	13,898	24	-	-	4,163,286	1,938,642
Units purchased	47,458	5,061	476	972	39	7	13,691	464	392,917
Units transferred between Sub-Accounts	13,056	(187)	1	(5,376)	-	20	-	(4,147,345)	1,907,587
Units withdrawn, surrendered or canceled	(1,765)	(334)	(610)	(8,455)	(13)	(3)	(93)	(8,423)	(75,860)
End of Year	63,289	4,540	906	1,039	50	24	13,598	7,982	4,163,286

(5) For the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	NMC		NPP		PMB(7)	PHY(3)	PRR(3)	PTR(3)	RX1
	Sub-Account		Sub-Account		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2003	2002	2003	2002	2003	2003	2003	2003	2003	2002
Operations:
Net investment income (loss)	$ -	$ -	$ -	$ 2,530	$ 3	$ 170	$ 1,257	$ 3,257	$ -	$ 8
Net realized gains (losses)	(459,074)	(3,120,589)	(32,889)	(74,537)	36	35	5,677	3,003	(26)	(19)
Net unrealized gains (losses)	533,170	1,043,842	78,280	(44,303)	(17)	211	3,424	370	91	(45)
Increase (Decrease) in net assets from operations	$ 74,096	$ (2,076,747)	$ 45,391	$ (116,310)	$ 22	$ 416	$ 10,358	$ 6,630	$ 65	$ (56)

Contract Owner Transactions:
Purchase payments received	$ 205,464	$ 1,438,556	$ 2,783	$ 22,372	$ 165	$ 81	$ 54,681	$ 185,071	$ 130	$ 122
Net transfers between Sub-Accounts	(2,789,479)	(1,986,571)	(112,697)	(8,827)	399	4,527	155,454	209,531	-	114
Withdrawals, surrenders and annuitizations	(86)	(121,777)	(71,844)	(157,789)	-	-	(3,923)	(3,512)	-	-
Mortality and expense risk, cost of insurance and contract charges	(29,006)	(179,919)	(7,440)	(17,528)	(44)	(931)	(6,425)	(8,431)	(64)	(53)
Increase (Decrease) in net assets from contract owner
transactions	$ (2,613,107)	$ (849,711)	$ (189,198)	$ (161,772)	$ 520	$ 3,677	$ 199,787	$ 382,659	$ 66	$ 183
Increase (Decrease) in net assets	$ (2,539,011)	$ (2,926,458)	$ (143,807)	$ (278,082)	$ 542	$ 4,093	$ 210,145	$ 389,289	$ 131	$ 127

Net Assets:
Beginning of year	3,433,449	6,359,907	233,660	511,742	-	-	-	-	127	-
End of year	$ 894,438	$ 3,433,449	$ 89,853	$ 233,660	$ 542	$ 4,093	$ 210,145	$ 389,289	$ 258	$ 127

Unit Activity from Participant Transactions:
Beginning of Year	399,740	523,216	26,534	44,084	-	-	-	-	24	-
Units purchased	19,207	133,671	268	2,081	11	6	5,084	17,376	21	18
Units transferred between Sub-Accounts	(334,492)	(225,916)	(12,470)	125	27	374	14,962	19,895	-	14
Units withdrawn, surrendered or canceled	(3,122)	(31,231)	(6,779)	(19,756)	(3)	(73)	(964)	(1,122)	(10)	(8)
End of Year	81,333	399,740	7,553	26,534	35	307	19,082	36,149	35	24

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(7) For the period October 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	RX2(8)	SSC(6)	SCM		SIG		SC1		SRE
	Sub-Account	Sub-Account	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2003	2003	2003	2002	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ -	$ -	$ 731	$ -	$ 162,192	$ 1,905	$ 74,885	$ 26,931	$ -	$ 7,574
Net realized gains (losses)	(1)	95	162	(1)	35,662	(33)	-	-	(4,015)	10,934
Net unrealized gains (losses)	-	6,712	12,061	10	77,204	849	-	-	173,216	(21,756)
Increase (Decrease) in net assets from operations	$ (1)	$ 6,807	$ 12,954	$ 9	$ 275,058	$ 2,721	$ 74,885	$ 26,931	$ 169,201	$ (3,248)

Contract Owner Transactions:
Purchase payments received	$ -	$ 13,895	$ 365	$ 150	$ 2,373,500	$ 55,794	$ 25,666,316	$ 4,370,906	$ 505,082	$ 197,992
Net transfers between Sub-Accounts	12	76,512	100,491	77	1,532,981	12,238	(16,638,610)	46,452	40,814	(91,781)
Withdrawals, surrenders and annuitizations	-	-	-	-	(803,930)	(289)	(177,570)	-	(43,907)	(7,428)
Mortality and expense risk, cost of insurance and contract charges	(1)	(794)	(950)	(45)	(157,939)	(3,966)	(650,609)	(174,629)	(22,944)	(11,949)
Increase (Decrease) in net assets from contract owner
transactions	$ 11	$ 89,613	$ 99,906	$ 182	$ 2,944,612	$ 63,777	$ 8,199,527	$ 4,242,729	$ 479,045	$ 86,834
Increase (Decrease) in net assets	$ 10	$ 96,420	$ 112,860	$ 191	$ 3,219,670	$ 66,498	$ 8,274,412	$ 4,269,660	$ 648,246	$ 83,586

Net Assets:
Beginning of year	-	-	191	-	66,498	-	4,269,660	-	179,941	96,355
End of year	$ 10	$ 96,420	$ 113,051	$ 191	$ 3,286,168	$ 66,498	$ 12,544,072	$ 4,269,660	$ 828,187	$ 179,941

Unit Activity from Participant Transactions:
Beginning of Year	-	-	25	-	5,659	-	420,196	-	12,628	7,036
Units purchased	-	1,097	41	21	196,664	4,957	2,520,750	432,853	31,346	13,729
Units transferred between Sub-Accounts	2	5,963	9,808	10	127,905	1,075	(1,631,676)	4,600	3,273	(6,792)
Units withdrawn, surrendered or canceled	(1)	(60)	(89)	(6)	(75,149)	(373)	(81,201)	(17,257)	(4,472)	(1,345)
End of Year	1	7,000	9,785	25	255,079	5,659	1,228,069	420,196	42,775	12,628

(6) For the period July 31, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(8) For the period December 22, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	SCJ(9)	SCK		SC5		SC7(3)	SCH(10)	SCB
	Sub-Account	Sub-Account		Sub-Account		Sub-Account	Sub-Account	Sub-Account
	Year Ended December 31,	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2003	2003	2002	2003	2002	2003	2003	2003	2002
Operations:
Net investment income (loss)	$ -	$ -	$ 26	$ -	$ -	$ 26	$ 238	$ 123	$ -
Net realized gains (losses)	5	1,095	(709)	(4,626)	(1,182)	122	5,386	(5,769)	(6,684)
Net unrealized gains (losses)	111	816	(816)	112,796	(9,915)	697	48,157	91,201	(16,228)
Increase (Decrease) in net assets from operations	$ 116	$ 1,911	$ (1,499)	$ 108,170	$ (11,097)	$ 845	$ 53,781	$ 85,555	$ (22,912)

Contract Owner Transactions:
Purchase payments received	$ -	$ 11,665	$ 8,168	$ 242,876	$ 85,722	$ -	$ 159,886	$ 182,741	$ 123,618
Net transfers between Sub-Accounts	641	(22,665)	3,240	217,765	23,744	4,841	118,940	(11,383)	(17,734)
Withdrawals, surrenders and annuitizations	-	-	-	(2,368)	-	11	-	(1,211)	-
Mortality and expense risk, cost of insurance and contract charges	(140)	(285)	(535)	(13,696)	(4,416)	(880)	(5,589)	(9,206)	(4,986)
Increase (Decrease) in net assets from contract owner
transactions	$ 501	$ (11,285)	$ 10,873	$ 444,577	$ 105,050	$ 3,972	$ 273,237	$ 160,941	$ 100,898
Increase (Decrease) in net assets	$ 617	$ (9,374)	$ 9,374	$ 552,747	$ 93,953	$ 4,817	$ 327,018	$ 246,496	$ 77,986

Net Assets:
Beginning of year	-	9,374	-	93,953	-	-	-	77,986	-
End of year	$ 617	$ -	$ 9,374	$ 646,700	$ 93,953	$ 4,817	$ 327,018	$ 324,482	$ 77,986

Unit Activity from Participant Transactions:
Beginning of Year	-	1,199	-	9,059	-	-	-	8,140	-
Units purchased	-	1,501	865	21,308	7,437	-	14,101	17,595	10,571
Units transferred between Sub-Accounts	77	(2,670)	399	16,695	2,028	477	10,190	(917)	(1,965)
Units withdrawn, surrendered or canceled	(15)	(30)	(65)	(1,267)	(406)	(80)	(469)	(928)	(466)
End of Year	62	-	1,199	45,795	9,059	397	23,822	23,890	8,140

(3) For the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(9) For the period May 23, 2003 (commencement of operations of Sub-Account) through December 31, 2003
(10) For the period February 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

See notes to financial statements.
Sun Life of Canada (U.S.) Variable Account G
Statements of Changes in Net Assets - continued

	REI		RNA
	Sub-Account		Sub-Account
	Year Ended December 31,		Year Ended December 31,
	2003	2002	2003	2002
Operations:
Net investment income (loss)	$ 24,370	$ 338,582	$ -	$ -
Net realized gains (losses)	(525,448)	(4,117,580)	(192)	(15,993)
Net unrealized gains (losses)	630,769	(103,972)	2,078	(11,650)
Increase (Decrease) in net assets from operations	$ 129,691	$ (3,882,970)	$ 1,886	$ (27,643)

Contract Owner Transactions:
Purchase payments received	$ 279,348	$ 5,088,539	$ 1,656	$ 2,772
Net transfers between Sub-Accounts	(3,041,973)	(21,625,879)	463	(52,401)
Withdrawals, surrenders and annuitizations	(130,827)	(114,440)	(3)	(44,595)
Mortality and expense risk, cost of insurance and contract charges	(66,788)	(714,185)	(1,078)	(2,875)
Increase (Decrease) in net assets from contract owner
transactions	$ (2,960,240)	$(17,365,965)	$ 1,038	$ (97,099)
Increase (Decrease) in net assets	$ (2,830,549)	$(21,248,935)	$ 2,924	$ (124,742)

Net Assets:
Beginning of year	5,312,996	26,561,931	4,937	129,679
End of year	$ 2,482,447	$ 5,312,996	$ 7,861	$ 4,937

Unit Activity from Participant Transactions:
Beginning of Year	520,284	2,259,843	753	14,186
Units purchased	26,742	424,836	212	377
Units transferred between Sub-Accounts	(332,606)	(2,090,661)	63	(8,256)
Units withdrawn, surrendered or canceled	(19,816)	(73,734)	(139)	(5,554)
End of Year	194,604	520,284	889	753

See notes to financial statements.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life

Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: AIM Variable Insurance

Funds, Inc., Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock

Index Fund, Fidelity Variable Insurance Products Funds, Fidelity Variable Insurance Products Funds II,

Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, INVESCO

Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life

Series Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Rydex

Variable Trust, Scudder VIT Funds, Sun Capital Advisers TrustSM and T. Rowe Price Equity Series, Inc.

(the "Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

The Variable Account exists in accordance with the regulations of the Delaware Insurance Department.

Under applicable insurance laws, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the

United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value.

The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis.

Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis.

Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional

Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal

Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the

Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

Reclassification

Certain prior year balances have been reclassified to conform with current year presentation.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost ("DAC") tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The total premium tax charges were $1,217,666 in 2003. The DAC tax charge is 1.25% of the premium. The total DAC tax charges were $752,108 in 2003. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. The total sales loads were $4,238,539 in 2003. These expense charges are deducted from the premium before being allocated by Sub-Account. For policies surrendered in the first three policy years, a portion of the sales load is refunded. The total sales loads refunded were $2,500,617 in 2003.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Table.

For the year ended December 31, 2003, the Sponsor received the following amount related to the above mentioned contract charges. These charges are reflected in the Mortality and expense risk, cost of insurance and contract charges line of the Statement of Changes in Net Assets.

Contract Charges
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	$ 22,359
AIM V.I. Core Equity Fund	705
AIM V.I. International Equity Fund	854
AIM V.I. Premier Equity Fund	9,435
Alliance Variable Products Series Fund, Inc.:
Alliance VP Growth and Income Portfolio	2,012
Alliance VP Technology Portfolio	159
Alliance VP Worldwide Privatization Portfolio	9
Dreyfus Variable Investment Fund:
Appreciation Portfolio	19,915
Developing Leaders Portfolio	91,731
Growth and Income Portfolio	2,140
Quality Bond Portfolio	90,498
Dreyfus Stock Index Fund	276,478
Fidelity Variable Insurance Products Funds:
VIP Equity Income Portfolio	357,701
VIP Growth Portfolio	69,470
VIP High Income Portfolio	5,937
VIP Money Market Portfolio	2,119
Fidelity Variable Insurance Products Funds II:
VIP II Asset Manager: Growth Portfolio	3,682
VIP II Contrafund Portfolio	18,976
VIP II Contrafund SC2 Portfolio	18,801
VIP II Growth Portfolio	11,728
VIP II Index 500 Portfolio	7,647
VIP II Investment Grade Bond Portfolio	2,766
VIP II Overseas Portfolio	6,544
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities: Class 2	1,217
Templeton Growth Securities Fund: Class 1	53,786
Templeton Growth Securities Fund: Class 2	1,383
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORESM U.S. Equity Fund	119
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund	3,806

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued
Contract Charges
J.P. Morgan Series Trust II:
Bond Portfolio	$ 178,410
Small Company Portfolio	7,169
U.S. Large Cap Core Equity Portfolio	12,258
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio	47,084
International Portfolio	772
Mid Cap Value Portfolio	17,049
MFS/Sun Life Series Trust:
Capital Appreciation Series	129,719
Capital Appreciation Series SC	9,012
Capital Opportunities Series	113
Emerging Growth Series	5,247
Emerging Growth Series SC	4,827
Global Growth Series	11,789
Government Securities Series	226,427
Government Securities Series SC	36,280
High Yield Series SC	2,621
International Growth Series	473
Massachusetts Investors Growth Stock Series	2,373
Massachusetts Investors Growth Stock Series SC	620
Massachusetts Investors Trust Series	1,380
Mid Cap Growth Series	4,076
Money Market Series	2,094,724
New Discovery Series SC	9,546
Research Series	1,360
Strategic Growth Series	2,786
Strategic Income Series	65
Total Return Series	170,637
Total Return Series SC	19,154
Utilities Series	2,049
Utilities Series SC	111
Value Series	994
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	113,429
Mid-Cap Growth Portfolio	29,006
Partners Portfolio	7,440
PIMCO Variable Insurance Trust:
PIMCO Emerging Markets Bond Portfolio	44
PIMCO High Yield Portfolio	931
PIMCO Real Return Portfolio	6,425
PIMCO Total Return Portfolio	8,431
Rydex Variable Trust:
Rydex VT Nova Fund	64
Rydex VT OTC Fund	1
Scudder VIT Funds:
Scudder VIT Small Cap Index Fund	794
Sun Capital Advisers TrustSM:
Sun Capital All Cap Fund	950
Sun Capital Investment Grade Bond Fund	157,939
Sun Capital Money Market Fund	650,609
Sun Capital Real Estate Fund	22,944
SCSM Alger Growth Fund	140
SCSM Alger Income & Growth Fund	285
SCSM Blue Chip Mid Cap Fund	13,696
SCSM Davis Venture Value Fund	880
SCSM Neuberger Berman Mid Cap Value Fund	5,589
SCSM Value Small Cap Fund	9,206
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio	66,788
New America Growth Portfolio	1,078

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued

The Sponsor also deducts certain charges from each contract, through the cancellation of units, for the mortality and expense risk assumed by the Sponsor. The mortality and expense risk charge varies dependent upon the rates defined in the underlying insurance contract. The daily deduction currently ranges between 0.0010937% and 0.0016389% (which is equivalent to an annual rate between 0.40% and 0.60%, respectively) for policies in their first ten policy years, between 0.0005474% and 0.0006841% (which is equivalent to an annual rate between 0.20% and 0.25%, respectively) for the next ten policy years and between 0.0002738% and 0.0005474% (which is equivalent to an annual rate between 0.10% and 0.20%, respectively) for policies in policy years twenty-one and beyond. Should mortality and expenses result in a daily allocation to a Sub-Account of less than one cent for a given policyowner, the Sponsor systematically deducts charges from the policyowner's account, allocating the charge to a Sub-Account in which the policyowner participated. The total mortality and expense risk charges were $996,167 in 2003.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust (the "MFS Trust"). The MFS Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 0.90% of the average net assets.

Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Adviser Trust (the "SC Trust"). The SC Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 1.05% of the average net assets.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Investment Purchases and Sales

The following table shows the aggregate cost of fund shares purchased and proceeds from the sales of fund shares for each Sub-Account for the year ended December 31, 2003:
	Purchases	Sales
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	$ 359,204	$ 42,729
AIM V.I. Core Equity Fund	2,884	704
AIM V.I. International Equity Fund	76,121	26,106
AIM V.I. Premier Equity Fund	38,998	111,981
Alliance Variable Products Series Fund, Inc.:
Alliance VP Growth and Income Portfolio	49,436	17,269
Alliance VP Technology Portfolio	822	923
Alliance VP Worldwide Privatization Portfolio	114	10
Dreyfus Variable Investment Fund:
Appreciation Portfolio	106,199	90,451
Developing Leaders Portfolio	514,438	6,698,387
Growth and Income Portfolio	4,307	705,051
Quality Bond Portfolio	903,816	866,290
Dreyfus Stock Index Fund	5,268,302	858,076
Fidelity Variable Insurance Products Funds:
VIP Equity Income Portfolio	2,914,751	904,124
VIP Growth Portfolio	681,557	661,232
VIP High Income Portfolio	156,508	52,554
VIP Money Market Portfolio	1,914	377,718
Fidelity Variable Insurance Products Funds II:
VIP II Asset Manager: Growth Portfolio	71,861	75,955
VIP II Contrafund Portfolio	584,677	525,922
VIP II Contrafund SC2 Portfolio	420,633	57,366
VIP II Growth Portfolio	426,480	40,486
VIP II Index 500 Portfolio	25,530	1,279,137
VIP II Investment Grade Bond Portfolio	27,241	518,444
VIP II Overseas Portfolio	273,067	15,533
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities: Class 2	5,966	1,217
Templeton Growth Securities Fund: Class 1	636,818	157,369
Templeton Growth Securities Fund: Class 2	19,223	2,040
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT CORESM U.S. Equity Fund	404	117
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Small Company Growth Fund	204,190	25,337
J.P. Morgan Series Trust II:
Bond Portfolio	1,395,007	1,133,405
Small Company Portfolio	78,440	63,556
U.S. Large Cap Core Equity Portfolio	194,293	13,417
Lord Abbett Series Fund, Inc.:
Growth and Income Portfolio	964,077	76,663
International Portfolio	2,054	764
Mid Cap Value Portfolio	214,918	89,430
MFS/Sun Life Series Trust:
Capital Appreciation Series	1,147,089	144,382
Capital Appreciation Series SC	195,969	8,571
Capital Opportunities Series	16,500	46
Emerging Growth Series	48,006	94,605
Emerging Growth Series SC	674,406	2,095
Global Growth Series	131,482	143,317
Government Securities Series	2,448,331	467,375
Government Securities Series SC	674,730	52,990
High Yield Series SC	383,008	1,054
International Growth Series	68,859	194
Massachusetts Investors Growth Stock Series	8,218	5,486

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Investment Purchases and Sales - continued
	Purchases	Sales
MFS/Sun Life Series Trust (continued):
Massachusetts Investors Growth Stock Series SC	$ 15,568	$ 570
Massachusetts Investors Trust Series	15,860	28,819
Mid Cap Growth Series	592,575	1,648
Money Market Series	4,498,414	7,253,667
New Discovery Series SC	693,800	35,882
Research Series	4,058	1,356
Strategic Growth Series	404,488	1,123
Strategic Income Series	9,604	26
Total Return Series	1,402,330	343,202
Total Return Series SC	652,020	16,633
Utilities Series	5,093	6,086
Utilities Series SC	372	132
Value Series	144,256	403
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	906,748	57,120,272
Mid-Cap Growth Portfolio	205,247	2,818,354
Partners Portfolio	10,923	200,121
PIMCO Variable Insurance Trust:
PIMCO Emerging Markets Bond Portfolio	604	44
PIMCO High Yield Portfolio	4,778	931
PIMCO Real Return Portfolio	267,706	62,373
PIMCO Total Return Portfolio	396,552	7,633
Rydex Variable Trust:
Rydex VT Nova Fund	130	64
Rydex VT OTC Fund	12	1
Scudder VIT Funds:
Scudder VIT Small Cap Index Fund	90,386	773
Sun Capital Advisers TrustSM:
Sun Capital All Cap Fund	101,575	937
Sun Capital Investment Grade Bond Fund	4,057,545	950,741
Sun Capital Money Market Fund	39,059,430	30,785,018
Sun Capital Real Estate Fund	625,354	146,310
SCSM Alger Growth Fund	641	141
SCSM Alger Income & Growth Fund	12,093	23,378
SCSM Blue Chip Mid Cap Fund	493,802	49,225
SCSM Davis Venture Value Fund	4,878	880
SCSM Neuberger Berman Mid Cap Value Fund	301,038	27,564
SCSM Value Small Cap Fund	224,887	63,822
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio	1,188,127	4,123,997
New America Growth Portfolio	2,107	1,069

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values

A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31, 2003, 2002 and 2001 is as follows.
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
ACA
	December 31, 2003	146,985	$ 9.33	$ 1,371	- %		29.52%
	December 31, 2002	112,940	7.20	813	-		(24.36)
	December 31, 2001	78,522	9.52	747	-		(23.28)
AI3
	December 31, 2003	353	12.04	4	1.40		24.42
	December 31, 2002	150	9.68	1	2.66	(d)	(0.03)	(e)
	December 31, 2001	-	-	-	-		-
AI4
	December 31, 2003	5,825	11.44	67	1.55		29.06
	December 31, 2002	1,100	8.86	10	0.86	(d)	(0.11)	(f)
	December 31, 2001	-	-	-	-		-
AVF
	December 31, 2003	15,515	7.67	119	0.21		25.08
	December 31, 2002	25,744	6.13	158	0.21		(30.26)
	December 31, 2001	44,769	8.79	393	0.14		(12.56)
AN3
	December 31, 2003	4,511	11.41	52	0.90		32.18
	December 31, 2002	986	8.63	9	1.09	(d)	(0.14)	(g)
	December 31, 2001	-	-	-	-		-
AN2
	December 31, 2003	370	11.49	4	-		43.79
	December 31, 2002	382	7.99	3	-	(d)	(0.20)	(h)
	December 31, 2001	-	-	-	-		-
AN4
	December 31, 2003	8	15.29	-	-	(d)	52.93	(i)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
DCA
	December 31, 2003	45,304	11.20	501	0.02		21.17
	December 31, 2002	43,810	9.25	403	1.05		(16.71)
	December 31, 2001	53,475	11.10	591	1.25		(9.31)
DSC
	December 31, 2003	291,499	11.95	3,484	0.02		31.69
	December 31, 2002	1,015,383	9.08	9,217	0.04		(19.12)
	December 31, 2001	1,237,888	11.22	13,893	0.41		(6.12)

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund,

net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(e) Not annualized, for the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(f) Not annualized, for the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(g) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(h) Not annualized, for the period September 9, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(i) Not annualized, for the period May 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
						Investment
			Net Assets			Income as a
Sub-		Units	Unit			% of Average	Total
Accounts(b)		Outstanding	Value	(000s)		Net Assets(a)	Return (c)
DGI
	December 31, 2003	953	$ 9.89	$ 9		0.11%	26.57%
	December 31, 2002	87,658	7.81	685		1.72	(25.33)
	December 31, 2001	5,230	10.46	55		0.50	(5.85)
DQB
	December 31, 2003	416,146	13.75	5,722		3.92	4.94
	December 31, 2002	439,778	13.10	5,760		5.25	7.76
	December 31, 2001	223,050	12.16	2,710		7.16	6.69
DSI
	December 31, 2003	1,994,466	8.67	17,288		1.54	28.36
	December 31, 2002	1,407,209	6.75	9,503		1.44	(22.36)
	December 31, 2001	910,906	8.70	7,923		1.08	(12.18)
FEI
	December 31, 2003	912,163	14.45	13,178		1.49	30.33
	December 31, 2002	741,221	11.08	8,216		1.68	(16.95)
	December 31, 2001	597,953	13.35	7,981		1.29	(4.96)
FGP
	December 31, 2003	155,827	13.36	2,082		0.24	32.85
	December 31, 2002	150,653	10.06	1,515		0.27	(30.10)
	December 31, 2001	219,919	14.39	3,164		0.09	(17.65)
FHI
	December 31, 2003	20,702	9.91	205		6.40	27.26
	December 31, 2002	9,217	7.79	72		7.54	3.44
	December 31, 2001	21,509	7.53	162		8.41	(11.73)
FMM
	December 31, 2003	10,000	13.32	133	(v)	2.44	1.00
	December 31, 2002	28,667	13.19	509	(v)	1.68	1.69
	December 31, 2001	30,270	12.97	392	(v)	5.19	4.19
FAM
	December 31, 2003	14,671	10.12	149		2.16	23.34
	December 31, 2002	16,070	8.21	131		3.32	(15.53)
	December 31, 2001	23,466	9.72	227		4.07	(7.39)
FCN
	December 31, 2003	42,586	17.00	724		0.38	28.46
	December 31, 2002	37,708	13.23	499		0.94	(9.35)
	December 31, 2001	124,604	14.60	1,819		0.79	(12.24)

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(v) This amount represents the total of the Fidelity VIP Money Market Portfolio Net Assets Applicable to Contract Owners and the Net Assets Applicable to Sponsor.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
FL1
	December 31, 2003	48,020	$ 12.45	$ 598	0.11%		28.20%
	December 31, 2002	12,540	9.71	122	0.26	(d)	(0.03)	(j)
	December 31, 2001	-	-	-	-		-
FL3
	December 31, 2003	45,436	10.82	492	0.03		32.54
	December 31, 2002	4,217	8.17	34	0.02	(d)	(0.18)	(g)
	December 31, 2001	-	-	-	-		-
FIP
	December 31, 2003	1,378	14.22	20	9.28		28.41
	December 31, 2002	120,555	11.07	1,335	1.34		(22.25)
	December 31, 2001	137,255	14.24	1,955	1.73		(12.10)
FIG
	December 31, 2003	-	14.76	-	17.67		5.20
	December 31, 2002	36,638	14.03	514	3.87		10.34
	December 31, 2001	38,605	12.71	491	5.30		8.46
FL2
	December 31, 2003	31,025	12.56	390	0.26		43.04
	December 31, 2002	6,335	8.78	56	0.55	(d)	(0.12)	(j)
	December 31, 2001	-	-	-	-		-
FTI
	December 31, 2003	430	13.87	6	1.94	(d)	38.69	(k)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
TSF
	December 31, 2003	223,841	14.51	3,247	1.73		32.62
	December 31, 2002	189,578	10.94	2,074	2.59		(18.32)
	December 31, 2001	144,878	13.39	1,940	2.05		(0.98)
FTG
	December 31, 2003	1,504	14.05	21	1.95	(d)	40.46	(l)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
GS3
	December 31, 2003	53	11.16	1	1.11		29.47
	December 31, 2002	23	8.62	-	-	(d)	(0.14)	(e)
	December 31, 2001	-	-	-	-		-

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(e) Not annualized, for the period October 23, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(g) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(j) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(k) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(l) Not annualized, for the period May 2, 2003 (commencement of operations of Sub-Account) through December 31, 2003

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
IV2
	December 31, 2003	17,990	$ 11.76	$ 212	- %		33.43%
	December 31, 2002	367	8.81	3	-	(d)	(0.12)	(f)
	December 31, 2001	-	-	-	-		-
JBP
	December 31, 2003	707,104	15.13	10,699	2.83		3.72
	December 31, 2002	724,379	14.59	10,568	0.78		8.80
	December 31, 2001	484,218	13.41	6,493	5.68		6.93
JSC
	December 31, 2003	30,306	12.94	392	-		35.98
	December 31, 2002	29,068	9.52	277	0.23		(21.65)
	December 31, 2001	59,864	12.15	727	0.03		(8.03)
JEP
	December 31, 2003	70,487	11.32	798	0.72		28.14
	December 31, 2002	54,154	8.83	478	0.05		(24.62)
	December 31, 2001	56,838	11.72	666	0.68		(11.91)
LA1
	December 31, 2003	128,258	12.26	1,573	0.95		31.01
	December 31, 2002	41,527	9.36	389	0.93	(d)	(0.06)	(j)
	December 31, 2001	-	-	-	-		-
LA3
	December 31, 2003	457	9.24	4	2.01		41.25
	December 31, 2002	288	6.54	2	1.56	(d)	(0.35)	(m)
	December 31, 2001	-	-	-	-		-
LA2
	December 31, 2003	38,062	11.78	449	0.61		24.75
	December 31, 2002	25,510	9.45	241	0.81	(d)	(0.06)	(j)
	December 31, 2001	-	-	-	-		-
CAS
	December 31, 2003	476,632	9.76	4,650	-		28.71
	December 31, 2002	346,448	7.58	2,626	0.18		(32.39)
	December 31, 2001	284,950	11.21	3,195	0.11		(25.33)
MFD
	December 31, 2003	22,075	10.19	225	-		28.35
	December 31, 2002	539	7.94	4	0.14	(d)	(0.21)	(g)
	December 31, 2001	-	-	-	-		-

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(f) Not annualized, for the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(g) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(j) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(m) Not annualized, for the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
CO1
	December 31, 2003	1,596	$ 10.49	$ 17	- %		4.88%	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
EGS
	December 31, 2003	6,920	11.87	82	-		31.49
	December 31, 2002	11,341	9.03	102	-		(34.15)
	December 31, 2001	49,191	13.71	674	-		(34.57)
MFF
	December 31, 2003	63,948	10.66	682	-		31.14
	December 31, 2002	34	8.13	-	-	(d)	(0.19)	(o)
	December 31, 2001	-	-	-	-		-
GGR
	December 31, 2003	13,847	15.44	214	0.50		35.44
	December 31, 2002	14,157	11.40	162	0.31		(19.36)
	December 31, 2001	35,032	14.13	495	0.81		(19.64)
GSS
	December 31, 2003	572,822	15.23	8,727	4.30		2.15
	December 31, 2002	467,971	14.91	6,979	2.73		9.80
	December 31, 2001	259,661	13.58	3,526	5.15		7.47
MFK
	December 31, 2003	109,937	11.09	1,220	4.31		1.87
	December 31, 2002	58,198	10.89	634	1.47	(d)	0.09	(j)
	December 31, 2001	-	-	-	-		-
MFC
	December 31, 2003	29,070	13.18	383	-	(d)	31.76	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
IG1
	December 31, 2003	6,517	10.76	70	-	(d)	7.63	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
MIS
	December 31, 2003	10,088	8.00	81	-		23.39
	December 31, 2002	9,686	6.49	63	0.15		(28.05)
	December 31, 2001	41,990	9.02	379	0.11		(24.91)
M1B
	December 31, 2003	1,517	10.18	15	-	(d)	1.78	(k)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(j) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(k) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(n) Not annualized, for the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(o) Not annualized, for the period September 3, 2002 (commencement of operations of Sub-Account) through December 31, 2002

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
CGS
	December 31, 2003	1,624	$ 9.36	$ 15	1.43%		22.83%
	December 31, 2002	3,098	7.62	24	1.00		(21.22)
	December 31, 2001	6,607	9.67	64	0.70		(15.71)
MC1
	December 31, 2003	59,452	10.08	599	-	(d)	0.80	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
MMS
	December 31, 2003	5,869,001	11.56	67,847	0.63		0.63
	December 31, 2002	6,145,747	11.49	70,602	1.27		1.27
	December 31, 2001	808,634	11.34	9,171	4.29		3.78
M1A
	December 31, 2003	68,306	11.62	794	-		35.01
	December 31, 2002	10,249	8.61	88	-	(d)	(0.14)	(j)
	December 31, 2001	-	-	-	-		-
RES
	December 31, 2003	1,058	9.24	10	0.72		25.32
	December 31, 2002	736	7.38	5	0.51		(25.11)
	December 31, 2001	5,571	9.85	55	0.03		(21.40)
SG1
	December 31, 2003	39,766	10.27	409	-	(d)	2.73	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
SI1
	December 31, 2003	936	10.25	10	-	(d)	2.50	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
TRS
	December 31, 2003	367,218	15.60	5,729	3.41		17.15
	December 31, 2002	299,863	13.32	3,993	3.27		(5.69)
	December 31, 2001	256,782	14.12	3,626	3.46		0.52
MFJ
	December 31, 2003	63,289	11.69	740	2.59		16.83
	December 31, 2002	4,540	10.00	45	2.31	(d)	-	(g)
	December 31, 2001	-	-	-	-		-
UTS
	December 31, 2003	906	11.61	11	3.64		36.26
	December 31, 2002	1,039	8.52	9	3.19		(23.87)
	December 31, 2001	13,898	11.19	156	3.13		(24.34)

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(g) Not annualized, for the period January 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(j) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(n) Not annualized, for the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
MFE
	December 31, 2003	50	$ 10.46	$ 1	2.65%		36.03%
	December 31, 2002	24	7.69	-	-	(d)	(0.23)	(p)
	December 31, 2001	-	-	-	-		-
MV1
	December 31, 2003	13,598	10.76	146	-	(d)	7.62	(n)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
NLM
	December 31, 2003	7,982	13.74	110	0.04		2.42
	December 31, 2002	4,163,286	13.42	55,865	4.38		5.34
	December 31, 2001	1,938,642	12.74	24,695	0.06		8.78
NMC
	December 31, 2003	81,333	11.00	894	-		28.07
	December 31, 2002	399,740	8.59	3,433	-		(29.34)
	December 31, 2001	523,216	12.16	6,360	-		(24.64)
NPP
	December 31, 2003	7,553	11.90	90	-		35.09
	December 31, 2002	26,534	8.81	234	0.61		(24.14)
	December 31, 2001	44,084	11.61	512	5.52		(2.83)
PMB
	December 31, 2003	35	15.37	1	4.89	(d)	53.68	(q)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
PHY
	December 31, 2003	307	13.36	4	7.47	(d)	33.64	(k)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
PRR
	December 31, 2003	19,082	11.01	210	1.26	(d)	10.13	(k)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
PTR
	December 31, 2003	36,149	10.77	389	2.58	(d)	7.69	(k)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
RX1
	December 31, 2003	35	7.46	-	-		39.19
	December 31, 2002	24	5.36	-	6.60	(d)	(0.46)	(m)
	December 31, 2001	-	-	-	-		-

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(k) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(m) Not annualized, for the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(n) Not annualized, for the period December 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(q) Not annualized, for the period October 24, 2003 (commencement of operations of Sub-Account) through December 31, 2003

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
RX2
	December 31, 2003	1	$ 7.13	$ -	- %	(d)	-28.75%	(r)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
SSC
	December 31, 2003	7,000	13.77	96	-	(d)	37.75	(s)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
SCM
	December 31, 2003	9,785	11.55	113	2.94		52.89
	December 31, 2002	25	7.56	-	-	(d)	(0.24)	(t)
	December 31, 2001	-	-	-	-		-
SIG
	December 31, 2003	255,079	12.89	3,286	5.36		9.65
	December 31, 2002	5,659	11.75	66	5.90	(d)	0.18	(m)
	December 31, 2001	-	-	-	-		-
SC1
	December 31, 2003	1,228,069	10.22	12,544	0.55		0.55
	December 31, 2002	420,196	10.16	4,270	1.12	(d)	0.02	(j)
	December 31, 2001	-	-	-	-		-
SRE
	December 31, 2003	42,775	19.37	828	-		35.95
	December 31, 2002	12,628	14.25	180	0.04		0.04
	December 31, 2001	7,036	13.69	96	7.21		12.58
SCJ
	December 31, 2003	62	10.13	1	-	(d)	1.25	(u)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
SCK
	December 31, 2003	-	-	-	-		-
	December 31, 2002	1,199	7.82	9	0.51	(d)	(0.22)	(f)
	December 31, 2001	-	-	-	-		-
SC5
	December 31, 2003	45,795	14.11	647	-		36.09
	December 31, 2002	9,059	10.37	94	-	(d)	0.04	(j)
	December 31, 2001	-	-	-	-		-

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(f) Not annualized, for the period May 2, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(j) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(m) Not annualized, for the period January 14, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(r) Not annualized, for the period December 22, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(s) Not annualized, for the period July 31, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(t) Not annualized, for the period August 16, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(u) Not annualized, for the period May 23, 2003 (commencement of operations of Sub-Account) through December 31, 2003

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Values - continued
					Investment
			Net Assets		Income as a
Sub-		Units	Unit		% of Average		Total
Accounts(b)		Outstanding	Value	(000s)	Net Assets(a)		Return (c)
SC7
	December 31, 2003	397	$ 12.16	$ 5	1.13%	(d)	21.57%	(k)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
SCH
	December 31, 2003	23,822	13.73	327	0.19	(d)	37.28	(w)
	December 31, 2002	-	-	-	-		-
	December 31, 2001	-	-	-	-		-
SCB
	December 31, 2003	23,890	13.57	324	0.06		41.62
	December 31, 2002	8,140	9.58	78	-	(d)	(0.04)	(j)
	December 31, 2001	-	-	-	-		-
REI
	December 31, 2003	194,604	12.76	2,482	0.84		24.92
	December 31, 2002	520,284	10.21	5,313	1.57		(13.12)
	December 31, 2001	2,259,843	11.75	26,562	1.59		6.32
RNA
	December 31, 2003	889	8.85	8	-		35.10
	December 31, 2002	753	6.55	5	-		(28.31)
	December 31, 2001	14,186	9.14	130	-		(11.84)

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(b) No expense ratio is shown as there are no expenses that result in a direct reduction to unit values. Charges made directly to Policyowner accounts through the redemption of units and expenses of the underlying fund are excluded from the expense ratio calculation.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) Annualized.

(j) Not annualized, for the period January 11, 2002 (commencement of operations of Sub-Account) through December 31, 2002

(k) Not annualized, for the period April 10, 2003 (commencement of operations of Sub-Account) through December 31, 2003

(w) Not annualized, for the period February 28, 2003 (commencement of operations of Sub-Account) through December 31, 2003

Independent Auditors' Report

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G

And the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Core Equity Sub-Account, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Dreyfus Variable Investment Appreciation Sub-Account, Dreyfus Variable Investment Developing Leaders Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP II Asset Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Contrafund SC2 Sub-Account, Fidelity VIP II Growth Sub-Account, Fidelity VIP II Index 500 Sub-Account, Fidelity VIP II Investment Grade Bond Sub-Account, Fidelity VIP II Overseas Sub-Account, Franklin Templeton Foreign Securities: Class 2 Sub-Account, Franklin Templeton Growth Securities Fund: Class 1 Sub-Account, Franklin Templeton Growth Securities: Class 2 Sub-Account, Goldman Sachs VIT CORESM U.S. Equity Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan Bond Series Trust II Sub-Account, J.P. Morgan Series Trust II Small Company Sub-Account, J.P. Morgan Series Trust II U.S. Large Cap Core Equity Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett International Sub-Account, Lord Abbett Mid Cap Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Appreciation SC Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Growth SC Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Government Securities SC Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock SC Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Mid Cap Growth Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery SC Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Total Return SC Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Utilities SC Sub-Account, MFS/Sun Life Value Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, PIMCO Emerging Markets Bond Sub-Account, PIMCO High Yield Sub-Account, PIMCO Real Return Sub-Account, PIMCO Total Return Sub-Account, Rydex VT Nova Sub-Account, Rydex VT OTC Sub-Account, Scudder VIT Small Cap Index Sub-Account, Sun Capital All Cap Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Real Estate Sub-Account, SCSM Alger Growth Sub-Account, SCSM Alger Income & Growth Sub-Account, SCSM Blue Chip Mid Cap Sub-Account, SCSM Davis Venture Value Sub-Account, SCSM Neuberger Berman Mid Cap Value Sub-Account, SCSM Value Small Cap Sub-Account, T. Rowe Price Equity Income Sub-Account and T. Rowe Price New America Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

March 31, 2004

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Revenues
Premiums and annuity considerations	$ 60,518	$ 43,574	$ 41,009
Net investment income	1,208,750	1,185,210	555,054
Net derivative loss	(203,200)	(159,285)	(10,056)
Net realized investment gains (losses)	134,085	(38,966)	14,630
Fee and other income	319,596	390,691	295,064

Total revenues	1,519,749	1,421,224	895,701

Benefits and expenses
Interest credited	783,999	704,690	276,295
Interest expense	120,905	106,043	94,422
Policyowner benefits	201,248	221,162	134,900
Other operating expenses	184,472	237,797	162,556
Amortization of deferred acquisition costs and value of business acquired	98,398	251,513	139,034

Total benefits and expenses	1,389,022	1,521,205	807,207

Income (loss) before income tax expense (benefit) and cumulative effect of change in accounting principles	130,727	(99,981)	88,494

Income tax expense (benefit):
Federal	27,366	(59,449)	20,713
State	823	1,265	(1,313)
Income tax expense (benefit)	28,189	(58,184)	19,400

Net income (loss) before cumulative
effect of change in accounting principles	102,538	(41,797)	69,094

Cumulative effect of change in accounting principles, net of tax benefit (expense) of $4,064 and $(2,799) in 2003 and 2001, respectively	(7,547)	-	5,198

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2003	2002 Restated
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,338,241 and $15,954,813 in 2003 and 2002, respectively)	$ 16,858,414	$ 16,423,020
Trading fixed maturities at fair value (amortized cost of $1,434,654 and $1,354,969 in 2003 and 2002, respectively)	1,527,619	1,404,825
Subordinated note from affiliate held-to-maturity (fair value of $699,069 and $616,520 in 2003 and 2002, respectively)	600,000	600,000
Short-term investments	24,662	178,017
Mortgage loans	972,102	948,529
Derivative instruments - receivable	400,037	408,832
Limited partnerships	330,562	481,557
Equity securities	1,452	1,127
Real estate	84,421	79,783
Policy loans	692,887	682,029
Other invested assets	46,996	40,026
Cash and cash equivalents	513,454	725,550
Total investments	22,052,606	21,973,295

Accrued investment income	285,224	256,569
Deferred policy acquisition costs	889,601	795,648
Value of business acquired	22,391	57,692
Goodwill	705,202	705,202
Deferred federal income taxes	-	20,507
Receivable for investments sold	37,049	110,621
Reinsurance receivable from affiliate	1,741,962	-
Other assets	371,474	208,329
Separate account assets	17,521,009	15,718,113

Total assets	$ 43,626,518	$ 39,845,976

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,317,422	$ 17,952,084
Future contract and policy benefits	716,819	717,673
Payable for investments purchased	261,673	365,446
Accrued expenses and taxes	73,111	117,519
Deferred federal income taxes	18,897	-
Long-term debt	40,500	-
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,741,962	-
Derivative instruments - payable	248,272	399,906
Other liabilities	196,401	163,973
Separate account liabilities	17,509,294	15,700,969

Total liabilities	40,757,177	37,050,396

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2003 and 2002	$ 6,437	$ 6,437
Additional paid-in capital	2,071,888	2,071,888
Accumulated other comprehensive income	227,681	248,911
Retained earnings	563,335	468,344

Total stockholder's equity	2,869,341	2,795,580

Total liabilities and stockholder's equity	$ 43,626,518	$ 39,845,976

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	158,442	208,297	(24,383)
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(179,672)	34,767	(8,319)

Other comprehensive (loss) income	(21,230)	243,064	(32,702)

Comprehensive income	$ 73,761	$ 201,267	$ 41,590

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Acquisition of Keyport Life (note 2)		1,706,477			1,706,477
Net income - Restated				74,292	74,292
Dividends declared - Restated				(15,000)	(15,000)
Other comprehensive loss - Restated			(32,702)		(32,702)
Balance at December 31, 2001 -Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 94,991	$ (41,797)	$ 74,292
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization (accretion) of discount and premiums	112,761	58,246	(7,185)
Amortization of DAC and VOBA	98,398	251,513	139,034
Depreciation and amortization	1,730	1,876	1,602
Non cash derivative activity	144,091	231,131	(36,010)
Net realized (gains) losses on investments	(134,085)	38,966	(14,630)
Net unrealized gains on trading investments	(63,573)	(111,740)	(112,802)
Net change in unrealized and undistributed losses in private equity limited partnerships	15,789	17,186	5,413
Interest credited to contractholder deposits	781,834	701,505	283,231
Deferred federal income taxes (benefits)	43,029	(44,316)	104,324
Cumulative effect of change in accounting principles, net of tax	7,547	-	(5,198)
Changes in assets and liabilities:
Deferred acquisition costs	(263,762)	(288,463)	(155,263)
Accrued investment income	(28,655)	(5,038)	1,481
Other assets	(11,709)	(59,560)	(46,425)
Future contract and policy benefits	(854)	25,584	(23,255)
Other, net	138,765	28,055	75,227
Net purchases of trading fixed maturities	(60,321)	(369,794)	(372,352)
Net cash provided by (used in) operating activities	875,976	433,354	(88,516)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	13,004,400	11,137,476	2,905,931
Net cash from sale of subsidiary	1,500	3,331	-
Other invested assets	127,944	152,512	3,131
Mortgage loans	339,735	234,191	112,767
Real estate	14,275	6,036	10,009
Purchases of:
Available-for-sale fixed maturities	(13,414,490)	(12,867,827)
(2,322,734)

Subsidiaries	-	-	(4,965)
Other invested assets	(4,926)	(233,255)	(29,776)
Mortgage loans	(338,627)	(249,867)	(184,787)
Real estate	(16,153)	(3,634)	(16,284)
Changes in other investing activities, net	5,100	(8,109)	1,285
Net change in policy loans	(10,858)	(3,406)	(3,894)
Net change in short-term investments	153,355	(81,713)	8,782

Net cash (used in) provided by investing activities	$ (138,745)	$ (1,914,265)	$ 479,465

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,461,677	$ 3,627,924	$ 2,010,861
Withdrawals from contractholder deposit funds	(3,411,004)	(3,116,836)	(2,366,475)
Issuance of long-term debt	-	460,000	-
Net change in securities lending	-	(1,152,861)	30,900
Dividends paid to stockholder	-	-	(15,000)
Additional capital contributed	-	100,000	-
Net cash used in financing activities	(949,327)	(81,773)	(339,714)

Net change in cash and cash equivalents	(212,096)	(1,562,684)	51,235

Cash and cash equivalents, beginning of year	725,550	2,288,234	390,056

Cash acquired from acquisition through merger of Keyport Life Insurance Company	-	-	1,846,943

Cash and cash equivalents, end of year	$ 513,454	$ 725,550	$ 2,288,234

Supplemental Cash Flow Information
Interest paid	$ 118,302	$ 107,358	$ 94,422

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) ("SLUS") was incorporated in 1970 as a life insurance company domiciled in the State of Delaware. On April 3, 2003, SLUS and its affiliate Keyport Life Insurance Company ("Keyport"), filed a Form D (Prior notice of Transaction) with the Division of Insurance Department of Business Regulation of the State of Rhode Island and filed similar documents with the Delaware Department of Insurance. Both filings sought regulatory approval for the merger of Keyport with and into SLUS. On December 31, 2003 at 5:00 p.m., SLUS and Keyport completed the merger. Pursuant to the Merger Agreement, Keyport merged with and into SLUS with SLUS as the surviving company ("the Company"). The Company is licensed and authorized to write all business that was previously written by Keyport and SLUS. The merger has no effect on the existing rights and benefits of policyholders or contractholders from either company. Both Keyport and SLUS were direct wholly-owned subsidiaries of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC U.S. Holdings"), and indirect wholly-owned subsidiaries of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003:
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,084,746	$ 22,541,772	$ 43,626,518

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the companies came under common control.

The impact of the merger with Keyport (decreased) increased net income by $(22.6) million and $87.7 million for the years ended December 31, 2002 and 2001, respectively.

As of December 31, 2003, the Company was licensed in 49 states and certain other territories. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, and other asset management services.

The Company is a wholly-owned subsidiary of SLC (U.S.) Holdings, which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada, which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, SLF, is now the ultimate parent of SLOC and the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2003, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), and Independence Life and Annuity Company ("Independence Life"). The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ('the Partnership") and as a result, the Partnership is consolidated with the results of the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC became an inactive subsidiary 2002. SCA is a registered investment adviser. SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the excess of the net cash surrender value of such policy.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

DAC for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC adjustments were $(79.2) million and $(39.9) million at December 31, 2003 and 2002, respectively.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits. Interest is accrued on the unamortized balance at the average interest crediting rate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED (CONTINUED)

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA adjustments were $(27.5) million and $(32.9) million at December 31, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on October 31, 2001 by SLC (U.S.) Holdings. Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets." Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2003 and concluded that these assets are not impaired. The Company used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of the Company was at least equal to the carrying value. The Company also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Company's Wealth Management Segment.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets and reinsurance receivables from reinsurance ceded are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the 2003 tax year, as in prior years, SLUS will participate in the consolidated federal income tax return with Sun Life of Canada - US Operations Holdings, Inc. ("SLOC U.S. Operations Holdings") and other affiliates. For 2003, Keyport will continue to file a separate consolidated return with its affiliate, Independence Life. Effective for the tax year 2004, the combined entity will participate in the consolidated federal income tax return with SLOC U.S. Operations Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders; and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In June 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 is intended to result in more consistent reporting of contracts as either freestanding derivative instruments subject to SFAS No. 133 in its entirety, or as hybrid instruments with debt host contracts and embedded derivative features. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial position or results of operations.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities. SFAS No. 150 was effective July 1, 2003 for the Company. The adoption of SFAS No. 150 did not have a material effect on the Company's financial position or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments" ("DIG B36"), that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. The adoption of DIG B36 did not have a material effect on the Company's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements other than those specifically described in FASB Statement No. 97." This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97. This proposed SOP is effective for fiscal years beginning after December 15, 2004. The Company is in the process of evaluating the provision of this proposed SOP and its impact to the Company's financial position and results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIE's. Early adoption is permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two variable interest entities ("VIE's") and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIE's resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company is not the primary beneficiary in any VIEs other than the two entities that were discussed above. The Company does have a greater than or equal to 21% involvement in 11 VIEs at December 31, 2003. The Company is a creditor in 8 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $42.1 million at December 31, 2003. The notes mature between June 2004 and December 2035. See Note 4 for additional information with respect to leveraged leases.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of FIN No. 45 did not have a material impact on the Company.

In July 2002, the AICPA issued Statement of Position 03-1 ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company is in the process of evaluating the provisions of SOP 03-1 and its impact on the Company's financial position or results of operations.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets." These statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon the Company's adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 2, 2003, the Company and its affiliate, Keyport, filed a Form D (Prior Notice of a Transaction) with the Division of Insurance, Department of Business Regulation of Rhode Island. On April 3, 2003, the Company and Keyport filed similar documents with the Delaware Department of Insurance.  Both filings sought regulatory approval for a contemplated merger of Keyport with and into the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

The Company is, and Keyport was, a direct wholly-owned subsidiary of SLC (U.S.) Holdings and indirect wholly-owned subsidiaries of SLF. The boards of directors of both the Company and Keyport voted to approve the merger at their meetings on April 24, 2003. Regulatory approval from the States of Rhode Island and Delaware was received on June 11, 2003 and July 21, 2003, respectively.  The merger occurred as planned on December 31, 2003, with the Company as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp. ("KFSC"), with Clarendon as the surviving entity.  KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its' wholly-owned subsidiary, Vision Financial Corporation ("Vision"), for $1.5 million.  A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003.  SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On October 31, 2001, SLC (U.S.) Holdings acquired Keyport and its subsidiaries for approximately $1.7 billion in cash.  As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc. ("SLF (U.S.) Holdings"), another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG").  The acquisition of Keyport and IFMG complemented SLF's product array and distribution capabilities and advanced SLF toward its strategic goal of reaching a top ten position in certain target product markets in North America.

This acquisition was accounted for using the purchase method under SFAS No. 141, "Business Combinations."  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value on the date of acquisition.  The following summarizes the estimated fair values of the assets acquired and the liabilities assumed as of November 1, 2001:

Assets:

Fixed-maturity securities

$ 10,609,150

Equity securities

35,313

Mortgage loans

7,216

Policy loans

631,916

Value of business acquired

105,400

Goodwill

714,755

Intangible assets

12,100

Deferred taxes

217,633

Other invested assets

363,586

Cash and cash equivalents

1,846,887

Other assets acquired

465,152

Separate account assets

3,941,527

Total assets acquired

$ 18,950,635

Liabilities:

Policy liabilities

$ 12,052,071

Other liabilities

1,262,045

Separate accounts

3,930,042

Total liabilities assumed

$ 17,244,158

Net assets acquired

$ 1,706,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed.  The revisions decreased goodwill by $9.6 million, increased the deferred tax assets by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, SLF (U.S.) Holdings, for $10.5 million.  No gain or loss was realized on this transaction.  Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.  Total net income of SLD for the years ended December 31, 2002 and 2001 was $4.9 million and $10.2 million, respectively.

On October 9, 2002, SLNY, a wholly-owned subsidiary of the Company, and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., SLNY and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into SLNY, with SLNY as the surviving entity.  The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.  Keyport, KBL, the Company, and SLNY are, and at all times relevant to the merger were, indirectly wholly-owned subsidiaries of SLOC.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million.  The note was included in fixed maturities available-for-sale at December 31, 2002.  The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $73.3 million in 2003, $64.4 million in 2002, and $42.9 million in 2001.

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $21.3 million, $24.0 million and $13.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending.  Rent received by the Company under the leases amounted to approximately $11.8 million, $11.7 million, and $8.8 million in 2003, 2002 and 2001, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

The Company did not make any dividend payments in 2003 or 2002. In 2001, the Company declared and paid dividends in the amount of  $15 million to its parent, SLC (U.S.) Holdings.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LTD.  The Company pays interest semi-annually to Sun Life (Hungary) LTD. Total interest paid was $26.5 million and $11.5 million for the years ended December 31, 2003 and 2002, respectively.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, essentially all United States employees of SLOC became employees of the Company.   As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $152.2 and $135.1 million for the years ended December 31, 2003 and 2002, respectively.

Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

At December 31, 2003 and 2002, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company.  The Company expensed $43.3 million for interest on these surplus notes for each of the years ended December 31, 2003, 2002 and 2001, respectively.

During 2003, the Company purchased $80 million in promissory notes from MFS.  These promissory notes are included with fixed maturities available-for-sale in the financial statements.  The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years.  Interest earned as of December 31, 2003 was $0.6 million.

During 2003, the Company paid $14.6 million in commission fees to MFSLF.

During 2003, 2002 and 2001, the Company paid $64.5 million, $79.4 million and $11.8 million, respectively, in commission fees to IFMG.

The following table lists the details of notes due to affiliates at December 31, 2003 (in 000's):

Type

Principal

Maturity

Rate

Surplus

$ 150,000

12/15/27

6.150%

Surplus

150,000

12/15/15

7.250%

Surplus

7,500

12/15/15

6.125%

Surplus

7,500

12/15/27

6.150%

Promissory

80,000

06/30/12

5.710%

Promissory

380,000

06/30/12

5.760%

Surplus

250,000

11/06/27

8.625%

$1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

December 31, 2002 -Restated

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,515,743

$ 172,928

$ (83,406)

$ 5,605,265

 Foreign Government & Agency Securities

113,149

14,574

(8)

127,715

 States & Political Subdivisions

2,149

111

-

2,260

 U.S. Treasury & Agency Securities

901,574

26,667

(1,237)

927,004

Corporate securities:

 Basic Industry

415,226

27,157

(1,234)

441,149

 Capital Goods

466,926

36,641

(1,614)

501,953

 Communications

872,633

47,640

(13,601)

906,672

 Consumer Cyclical

855,133

48,655

(5,013)

898,775

 Consumer Noncyclical

541,147

36,729

(6,467)

571,409

 Energy

607,540

35,836

(13,810)

629,566

 Finance

3,250,631

135,735

(26,680)

3,359,686

 Industrial Other

206,187

16,459

(337)

222,309

 Technology

71,076

2,089

(702)

72,463

 Transportation

640,459

31,882

(39,044)

633,297

 Utilities

1,495,240

75,145

(46,888)

1,523,497

Total Corporate

9,422,198

493,968

(155,390)

9,760,776

Total available-for-sale fixed maturities

$ 15,954,813

$ 708,248

$ (240,041)

$ 16,423,020

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 87,470

$ 8,017

$ -

$ 95,487

 Foreign Government & Agency Securities

4,568

1,012

-

5,580

 U.S. Treasury & Agency Securities

23,491

423

-

23,914

Corporate securities:

 Basic Industry

59,201

6,283

(297)

65,187

 Capital Goods

56,432

5,255

(1,600)

60,087

 Communications

120,120

10,688

(620)

130,188

 Consumer Cyclical

146,174

12,244

(207)

158,211

 Consumer Noncyclical

25,106

675

(2,951)

22,830

 Energy

90,471

7,428

(3,405)

94,494

 Finance

351,478

27,364

(688)

378,154

 Industrial Other

64,185

5,606

(119)

69,672

 Technology

3,805

-

(155)

3,650

 Transportation

80,555

6,481

(10,711)

76,325

 Utilities

241,913

10,081

(30,948)

221,046

Total Corporate

1,239,440

92,105

(51,701)

1,279,844

Total trading fixed maturities

$ 1,354,969

$ 101,557

$ (51,701)

$ 1,404,825

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 16,520

$ -

$ 616,520

Total held-to-maturity fixed maturities

$ 600,000

$ 16,520

$ -

$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2003

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 601,359

$ 610,303

Due after one year through five years

3,840,803

4,001,500

Due after five years through ten years

4,158,360

4,353,913

Due after ten years

2,486,355

2,595,864

Subtotal - Maturities available-for-sale

11,086,877

11,561,580

Asset-backed securities

5,251,364

5,296,834

Total Available-for-sale

$ 16,338,241

$ 16,858,414

Maturities of trading fixed securities:

Due in one year or less

$ 18,998

$ 19,220

Due after one year through five years

534,603

569,548

Due after five years through ten years

503,320

535,579

Due after ten years

281,544

301,538

Subtotal - Maturities of trading

1,338,465

1,425,885

Asset-backed securities

96,189

101,734

Total Trading

$ 1,434,654

$ 1,527,619

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 699,069

Gross gains of $196.4 million, $163.4 million and $28.2 million and gross losses of $44.9 million, $134.9 million and $16.6 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $18.6 million and $18.6 million at December 31, 2003 and 2002, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2003, the Company has unfunded commitments of approximately $126.2 million with respect to the funding of limited partnerships.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

As of December 31, 2003 and 2002, 93.7% and 95.1%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, the Company incurred realized losses totaling $58.1 million, $94.4 million and $5.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2003, 2002 and 2001, $6.6 million, $1.6 million and $9.7 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $10.1 million, $2.5 million and $0.4 million during 2003, 2002 and 2001, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

 Corporate Securities

 Fair
Value

Gross Unrealized Losses

Fair Value

Gross Unrealized Losses

 Fair
Value

Gross Unrealized Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

 Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value below 80% of amortized cost for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from the Investment, Finance and Actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

 Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

 Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2003

2002 -Restated

Total mortgage loans

$ 972,102

$ 948,529

Real estate:

Held-for-sale

628

-

Held for production of income

83,793

79,783

Total real estate

$ 84,421

$ 79,783

Real estate held for the production of income primarily consists of the Company's office park located in Wellesley Hills, Massachusetts. Accumulated depreciation on real estate was $16.3 million and $17.9 million at December 31, 2003 and 2002, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $19.5 million and $9.0 million at December 31, 2003 and 2002, respectively, against which there are allowances for losses of $6.4 million and $7.1 million, respectively.  The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

2002 - Restated

Mortgage loans

$ 7,140

$ 484

$ (526)

$ 7,098

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2003

 2002
Restated

Property Type:

Office building

$ 428,312

$ 389,125

Residential

27,427

35,467

Retail

356,080

358,939

Industrial/warehouse

181,195

219,467

Other

69,874

32,412

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4.   INVESTMENTS (CONTINUED)

2003

 2002
Restated

Geographic region:

Arizona

$ 32,083

$ 20,433

California

77,832

81,351

Colorado

15,015

7,324

Connecticut

34,177

26,418

Delaware

13,025

15,266

Florida

86,922

39,958

Georgia

39,681

68,686

Indiana

17,962

15,131

Kentucky

7,224

17,555

Louisiana

23,578

18,652

Maryland

42,934

19,318

Massachusetts

135,722

123,436

Michigan

21,614

41,537

Minnesota

6,539

8,578

Missouri

11,250

5,676

Nevada

6,980

4,581

New Jersey

21,482

16,333

New York

121,069

119,251

North Carolina

30,362

36,318

Ohio

46,478

50,884

Oregon

5,225

5,415

Pennsylvania

85,474

116,826

Tennessee

19,388

12,414

Texas

34,342

24,698

Utah

20,921

18,561

Virginia

17,466

25,593

Washington

59,441

60,844

All other

28,702

34,373

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

At December 31, 2003, scheduled mortgage loan maturities were as follows:

2003

$ 26,169

2004

40,226

2005

18,320

2006

93,852

2007

53,604

Thereafter

739,931

Total

$ 972,102

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $126.8 million and $92.2 million at December 31, 2003 and 2002, respectively.

During 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions. The Company did not sell any commercial mortgage loans in securitization transactions during 2001.  The mortgages were sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches as well as servicing rights, which are considered available for sale securities.  The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $24.6 million and $4.5 million for its 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interest at the date of securitization resulting from securitizations completed during the year ended December 31, 2003 were as follows:

 Class C

Class D

Class E

Prepayment speed

0

0

0

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

0

0

0

Residual cash flows discount rate

5.65

5.77

5.92

Treasury rate interpolated for average life

4.37

4.39

4.40

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,640

$ 2,399

$ 2,437

Fair value of retained interests

12,049

2,717

2,761

Weighted average life in years

20.55

20.55

20.66

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,038

2,713

2,757

Fair value of retained interest as a result of a .30% of adverse change

12,030

2,711

2,754

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,563

2,605

2,648

Fair value of retained interest as a result of a 20% of adverse change

11,102

2,499

2,540

The outstanding principal amount of the securitized commercial mortgage loans was $435.3 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization and at December 31, 2003.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2002 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,702

$ 1,291

$ 1,841

Fair value of retained interests

3,009

1,437

2,044

Weighted average life in years

5.49

5.78

7.31

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

2,892

1,415

1,955

Fair value of retained interest as a result of a .30% of adverse change

2,891

1,414

1,846

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

2,838

1,389

1,973

Fair value of retained interest as a result of a 20% of adverse change

2,783

1,362

1,932

The outstanding principal amount of the securitized commercial mortgage loans was $270.0 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization and at December 31, 2003.

Securities Lending

The Company has a securities lending program operated on its behalf by the Company's two primary custodians, JP Morgan Chase and Citibank, N.A., both located in New York. The custodians have indemnified the Company against losses arising from these programs. At December 31, 2003, the Company had securities out on loan of approximately $80.0 million.  There were no securities on loan at December 31, 2002.  The income resulting from these programs was $1.4 million, $1.7 million, and $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  Leveraged leases are included as a part of other invested assets.  The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2003

2002

Lease contract receivable

$ 44,149

$ 56,760

Less: non-recourse debt

(10,874)

(23,485)

Net Receivable

33,275

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(14,790)

(17,323)

Investment in leveraged leases

39,905

37,372

Less: fees

(162)

(187)

Net investment in leveraged leases

$ 39,743

$ 37,185

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

The Company utilizes put options on the S&P 500 Index to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with other invested assets in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC contract) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following:

Year Ended December 31

2003

 2002
Restated

 2001
Restated

Net expense on swap agreements

$ (87,721)

$ (74,699)

$ (23,493)

Change in fair value of swap agreements (interest rate,currency, and equity)

197,506

(159,093)

5,869

Change in fair value of options, futures and embedded derivatives

(312,985)

74,507

7,568

Total derivative losses

$ (203,200)

$ (159,285)

$ (10,056)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2003 and 2002, $59.5 million and $114.8 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2003

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$

11,224,657

$ 151,765

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

 Outstanding at
December 31, 2002 -Restated

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

4,481,776

$ (387,773)

Currency swaps

761,424

97,398

Equity swaps

1,396,116

61,374

S&P 500 index call options

976,759

24,753

S&P 500 index put options

1,153,168

213,174

Total

$

8,769,243

$ 8,926

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 159,474

$ 38,814

$ 21,891

Equity securities

(1,465)

2,378

-

Mortgage and other loans

25,528

4,648

(2,557)

Real estate

3,862

514

1,150

Short term investments

-

2

196

Other invested assets

4,800

8,815

-

Other than temporary declines

(58,114)

(94,137)

(6,050)

Total

$ 134,085

$ (38,966)

$ 14,630

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 1,114,949

$ 1,080,965

$ 476,990

Equity securities

-

484

796

Mortgage and other loans

76,259

75,024

73,160

Real estate

6,952

7,855

5,961

Policy loans

43,335

39,269

8,719

Other

(20,364)

(4,848)

(3,563)

Gross investment income

1,221,131

1,198,749

562,063

Less: Investment expenses

12,381

13,539

7,009

Net investment income

$ 1,208,750

$ 1,185,210

$ 555,054

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments:

December 31, 2003

December 31, 2002 -Restated

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 513,454

$ 513,454

$ 725,550

$ 725,550

Fixed maturities

18,986,033

19,085,102

18,427,845

18,444,365

Equity Securities

1,452

1,452

1,127

1,127

Short-term investments

24,662

24,662

178,017

178,017

Mortgages

972,102

1,059,145

948,529

1,083,530

Derivatives instruments - receivables

400,037

400,037

408,832

408,832

Policy loans

692,887

692,887

682,029

682,029

Separate accounts

17,521,009

17,521,009

15,718,113

15,718,113

Financial liabilities:

Policy Liabilities

18,317,422

15,325,216

17,952,084

17,763,772

Derivative instruments - payables

248,272

248,272

399,906

399,906

Long-term debt

40,500

32,953

-

-

Long-term debt to affiliates

1,025,000

1,123,194

1,025,000

1,068,647

Partnership Capital Securities

607,826

699,069

607,826

616,520

Separate accounts

17,509,294

17,509,294

15,700,969

15,700,969

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

While the Wealth Management Segment currently does not offer traditional life insurance products, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.7 billion as of December 31, 2003.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pool backing the liability is insufficient.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The block was closed for new business effective December 31, 2003.

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures morbidity risks of a block of SLNY's group long-term disability contracts.  The block is closed for new business.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2003

2002 - Restated

2001 - Restated

Insurance premiums:

Direct

$ 65,479

$ 49,190

$ 43,980

Assumed

-

-

-

Ceded

4,961

5,616

2,971

Net premiums

$ 60,518

$ 43,574

$ 41,009

 Insurance and other individual policy benefits and
Claims:

Direct

$ 207,979

$ 225,287

$ 139,963

Assumed

-

-

-

Ceded

6,731

4,125

5,063

Net policy benefits and claims

$ 201,248

$ 221,162

$ 134,900

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' projected benefit obligations and assets, as well as the plans' funded status at December 31:

2003

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 159,650

$ 149,595

Service cost

8,954

8,436

Interest cost

10,494

10,673

Actuarial loss (gain)

16,876

(8,075)

Benefits paid

(5,333)

(4,925)

Plan amendments

-

3,946

Acquisitions

1,048

-

Projected benefit obligation at end of year

$ 191,689

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 179,470

$ 212,965

Other

(888)

(888)

Actual return on plan assets

32,059

(27,682)

Benefits paid

(5,333)

(4,925)

Acquisitions

429

-

Fair value of plan assets at end of year

$ 205,737

$ 179,470

Information on the funded status of the plan:

Funded status

$ 14,048

$ 19,820

Unrecognized net actuarial loss

34,480

38,632

Unrecognized transition obligation

(16,494)

(19,545)

Unrecognized prior service cost

8,276

9,132

4rth quarter contribution

(1,050)

-

Prepaid benefit cost

$ 39,260

$ 48,039

The accumulated benefit obligation at the end of 2003 and 2002 was $169.0 million and $140.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2003

2002

Plan assets

$ 171,978

$ 150,331

Projected benefit obligations

(183,227)

(150,885)

Funded status

$ (11,249)

$ (554)

Accumulated benefit obligation

$ 160,227

$ 131,199

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2003

2002

Components of net periodic benefit cost:

Service cost

$ 8,954

$ 8,437

Interest cost

10,494

10,674

Expected return on plan assets

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

Amortization of prior service cost

855

216

Recognized net actuarial loss (gain)

4,215

120

Net periodic benefit cost

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 5,522

$ 3,834

The Company's share of the net periodic benefit costs for the year ended December 31, 2001 was $1.0 million.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2003

2002

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 7.00% for the year ended December 31, 2001. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2001.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2003

2002

Discount rate

6.75%

7.0%

Expected long term return on plan assets

8.75%

8.75%

Rate of compensation increase

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Assumptions (continued)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2003 and 2002 measurement, and the target allocation for 2004, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2004

2003

2002

Equity Securities

30%-60%

55%

50%

Debt Securities

10%-40%

26%

34%

Commercial Mortgages

10%-25%

15%

15%

Other

5%

4%

1%

Total

-

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

  exceeds the assumed actuarial rate;

  exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

  generates a real rate of return of at least 3% after inflation (CPI), and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $3.0 million and $2.4 million for 2003 and 2002, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2004.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2003 employer contributions under plan sponsorship for the Company and its affiliates was $4.4 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $885,000, $956,000 and $462,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, (in 000's):

Change in benefit obligation:

2003

2002

Benefit obligation at beginning of year

$ 35,981

$ 45,515

Service cost

872

1,195

Interest cost

2,369

2,488

Actuarial (gain)

14,330

(7,586)

Benefits paid

(2,368)

(2,202)

Plan Amendments

-

(3,429)

Acquisitions

94

-

Benefit obligation at end of year

$ 51,278

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,368

2,202

Benefits paid

(2,368)

(2,202)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (51,278)

$ (35,981)

Unrecognized net actuarial loss

25,523

12,477

4TH quarter contribution

639

-

Unrecognized prior service cost

(2,898)

(3,138)

Accrued benefit cost

$ (28,014)

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2003

2002

Components of net periodic benefit cost

Service cost

$ 872

$ 1,195

Interest cost

2,369

2,488

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

832

933

Net periodic benefit cost

$ 3,832

$ 4,375

The Company's share of net periodic benefit cost

$ 2,917

$ 380

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2003

2002

Discount Rate

6.1%

6.75%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2003 and December 31, 2002 were as follows:

Other Benefits

2003

2002

Discount rate

6.75%

7.0%

Rate of compensation increase

4.0%

4.5%

In order to measure the post-retirement benefit obligation for 2003, the Company assumed a 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2004 and assumed to decrease gradually to 5.5% for 2009 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,205

($5,487)

Effect on total of service and interest cost

515

(413)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES

SLUS will continue to file a consolidated federal income tax return with SLOC U.S. Operations Holdings for the year ended December 31, 2003.  Keyport will file a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  (See Note 1 for an explanation of merger).  In 2004 and periods thereafter, the Company will file as part of SLOC U.S. Operations Holding's consolidated return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2003

2002

2001

Federal income tax expense (benefit):

Current

$

(29,240)

$

(80,155)

$

(83,679)

Deferred

56,606

20,706

107,190

Total

$

27,366

$

(59,449)

$

23,511

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2003

2002

2001

Expected federal income tax expense (benefit)

$

44,251

$

(34,994)

$

33,398

Low income housing credit

(6,026)

(6,138)

(6,138)

Non-taxable investment income

-

(1,622)

(195)

Additional tax benefit

(12,118)

(16,700)

(4,200)

Other

1,259

5

646

Federal income tax expense (benefit)

$

27,366

$

(59,449)

$

23,511

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

Restated

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 283,479

$ 88,032

Net operating loss

51,355

46,431

Other

(1,912)

53,755

Total deferred tax assets

332,922

188,218

Deferred tax liabilities:

Deferred policy acquisition costs

(107,075)

(50,880)

Investments, net

(244,744)

(116,831)

Total deferred tax liabilities

(351,819)

(167,711)

Net deferred tax (liability) asset

$ (18,897)

$ 20,507

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $17.1 million in 2003, SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  Additionally, the Company made income tax payments of $10.9 million in 2001.  At December 31, 2003, the Company had $146.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS and Keyport are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2003

2002 - Restated

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2003

 2002
Restated

Balance at January 1

$ 795,648

$ 794,015

Acquisition costs deferred

263,762

288,463

Amortized to expense during the year

(90,608)

(246,973)

Adjustment for unrealized investment gains (losses) during the year

(79,201)

(39,858)

Balance at December 31

$ 889,601

$ 795,648

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2003

2002 - Restated

Balance at January 1

$ 57,692

$ 95,155

Amortized to expense during the year

(7,790)

(4,540)

Adjustment for unrealized investment gains (losses) during the year

(27,511)

(32,923)

Balance at December 31

$ 22,391

$ 57,692

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management Segment instead of the Corporate Segment:

Year ended December 31, 2003

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,766,404

$ 2,973,014

$ 46,535

$ 840,565

$ 43,626,518

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

Year ended December 31, 2001 (Restated)

Total Revenues

$ 765,387

$ 32,345

$ 19,407

$ 78,562

$ 895,701

Total Expenditures

661,257

28,383

15,930

101,637

807,207

Pretax Income (Loss)

104,130

3,962

3,477

(23,075)

88,494

Net Income (Loss)

81,081

3,443

2,641

(12,873)

74,292

Total Assets

$ 39,323,297

$ 1,677,937

$ 37,728

$ 313,801

$ 41,352,763

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company's combined statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

 2002
Restated

 2001
Restated

Statutory surplus and capital

$        1,654,147

$        1,335,391

$ 1,509,987

Statutory net income (loss)

226,136

(286,911)

(284,761)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  On March 19, 2004, the Company's Board of Directors approved $50.0 million of dividends to its parent, SLC (U.S.) Holdings.  The Company did not pay any dividends in 2003 or 2002 and paid $15.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) 10% of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2003, 2002 or 2001

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2003

2002

Unrealized gains (losses) on available-for-sale securities

$ 520,173

$ 468,207

DAC amortization

(132,323)

(53,123)

VOBA amortization

(54,766)

(27,255)

Tax effect

(105,403)

(138,918)

Accumulated Other Comprehensive Income

$ 227,681

$ 248,911

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2003, minimum future lease payments under such leases were as follows:

2004

$ 6,206

2005

5,797

2006

5,695

2007

4,403

2008

1,052

Thereafter

-

Total

$ 23,153

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $23.6 million, $13.8 million and $6.9 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2003, the minimum future lease payments under the two sublease agreements were as follows:

2004

$ 224

2005

224

2006

224

2007

224

2008

56

Thereafter

-

Total

$ 952

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We previously audited and reported on the consolidated statements of income, comprehensive income, stockholder's equity, and cash flows of Sun Life Assurance Company of Canada (U.S.) and subsidiaries for the year ended December 31, 2001, prior to the restatement for the 2003 merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company, which was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations"  for transfers of assets among affiliates (the "2003 Merger").  The contribution of Sun Life Assurance Company of Canada (U.S.) to revenues and net income represented $631.3 million and $(12.7) million of the respective restated totals. Separate financial statements of Keyport Life Insurance Company included in the 2001 restated consolidated statements of income, comprehensive income, stockholder's equity, and cash flows were audited and reported on separately by other auditors. We also audited the combination of the accompanying consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for the year ended December 31, 2001, after restatement for the 2003 Merger; in our opinion, such consolidated statements have been properly combined on the basis described in Note 1 of the notes to consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".  As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets".   As discussed in Note 1 to the consolidated financial statements, effective October 1, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51."

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004

PART C

ITEM 26.  EXHIBITS

A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B. Marketing Coordination and Administrative Service Agreement between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

C. (1)  Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

(2)  Amendment to Principal Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on September 10, 2001.)

D. (1)  Form of Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Form of Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(3)  Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Form of Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Form of Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Form of Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7)  Form of Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E. (1)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Form of Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F. (1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

(2)  Bylaws of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

G. Form of Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)(a)  Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(b)  Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(c)  Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(d)  Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(1)(e)  Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(2)(a)  Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(b)  Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(c)  Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(a)  Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(b)  Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(c)  Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(d)  Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(4)      Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(5)(b) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(5)(c) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(6)(a) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(6)(b) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(c) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(9)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(10)    Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Series Trust II. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(11)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(11)(b)Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(11)(c)Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(12)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(12)(b)Addendum, dated as of May 1, 2000 to Fund Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 28, 2000.)

I. Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J. (1) Powers of Attorney (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-111634, filed with the Securities and Exchange Commission on December 31, 2003).

(2) Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-111634, filed with the Securities and Exchange Commission on December 31, 2003.)

K. Legal Opinion.

L. None.

M. None.

N. Independent Auditor's Consent.

O. None.

P. None.

Q. None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and

Principal Positions and Officers

Business Address

With Depositor

Donald A. Stewart

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

C. James Prieur

Chairman and Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

Robert C. Salipante

President and Director

One Sun Life Executive Park

Wellesley Hills, MA 02481

David D. Horn

Director

257 Lake Street

P.O. Box 24

New Vineyard, ME 04956

James A. McNulty, III

Director

12 Wild Holly Lane

Medfield, MA 02052

S. Caesar Raboy

Director

220 Boylston Street

Boston, MA 02110

William W. Stinson

Director

1001 13th Avenue S.W.

Calgary, Alberta

Canada T2R 0L5

James C. Baillie

Director

Torys Suite 300, Maritime Life Tower

Toronto, Ontario

Canada MSK 1N2

Paul W. Derksen

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

Claude A. Accum

Vice President and Chief Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Gary Corsi

Vice President and Chief Financial Officer and Treasurer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Mark W. DeTora

Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel and

One Sun Life Executive Park

Secretary

Wellesley Hills, MA 02481

John R. Wright

Executive Vice President, Sun Life Financial U.S. Operations

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources and

One Sun Life Executive Park

Public Relations

Wellesley Hills, MA 02481

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement on Form N-4 of Keyport Variable Account A, File Nos. 333-114126, 811-07543, filed April 1, 2004.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29.  INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal

Positions and Officers

Business Address*

with Underwriter

Jane P. Wolak

President

Jane F. Jette

Financial/Operations Principal and Treasurer

James M.A. Anderson

Director

Gary Corsi

Director

Ellen B. King

Clerk

Imants Saksons

Vice President

Norton A. Goss, II

Director, Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President and Tax Officer

------------------------------

* The principal business address of all directors and officers of the principal underwriter, except for Ms. Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address for Ms. Wolak is 112 Worcester Street, Wellesley Hills, MA 02481.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 14th day of April, 2004.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(Registrant)

By:  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By:  */s/ Robert C. Salipante

Robert C. Salipante, President

Attest:  */s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

 */s/ Robert C. Salipante
 Robert C. Salipante

 President and Director
(Principal Executive Officer)

 */s/ Gary Corsi
 Gary Corsi

 Vice President and Chief Financial Officer
(Principal Financial & Accounting Officer)

 */s/ Donald A. Stewart
 Donald A. Stewart

Director

 */s/ C. James Prieur
 C. James Prieur

Chairman and Director

 */s/ James C. Baillie
 James C. Baillie

Director

 */s/ David D. Horn
 David D. Horn

Director

 */s/ James A. McNulty, III
 James A. McNulty

Director

 */s/ Paul W. Derksen
 Paul W. Derksen

Director

 */s/ David K. Stevenson
 David K. Stevenson

Director

 */s/ S. Caesar Raboy
 S. Caesar Raboy

Director

 */s/ William W. Stinson
 William W. Stinson

Director

 By:  /s/ Edward M. Shea
Edward M. Shea, Attorney-In-Fact

April 14, 2004

*By Edward M. Shea pursuant to Powers of Attorney (Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-111634) filed on December 31, 2003).